UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-23511
Name of Fund:
BlackRock ETF Trust II
iShares Emerging Markets Bond Active ETF
iShares Global Government Bond USD Hedged Active ETF
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock ETF Trust II, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
10/31/2026
Date of reporting period:
4/30/2026
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares Emerging Markets Bond Active ETF
BREM | NASDAQ
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares Emerging Markets Bond Active ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Emerging Markets Bond Active ETF	$25	0.50%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$38,353,962
Number of Portfolio Holdings	158
Portfolio Turnover Rate	42%
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
AA/Aa	5.3%
A	4.6%
BBB/Baa	39.1%
BB/Ba	22.3%
B	14.0%
CCC/Caa	10.7%
C	1.4%
D	1.5%
N/R	1.1%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Mexico	7.3%
Turkey	5.8%
Argentina	4.8%
Indonesia	4.4%
Hungary	4.3%
Saudi Arabia	4.2%
Ukraine	3.8%
Chile	3.6%
Dominican Republic	3.5%
Egypt	3.5%
Other#	54.8%
(a)	Excludes money market funds.
*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Emerging Markets Bond Active ETF
Semi-Annual Shareholder Report — April 30, 2026
BREM-04/26-SAR

iShares Global Government Bond USD Hedged Active ETF
GGOV | NYSE Arca
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares Global Government Bond USD Hedged Active ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Government Bond USD Hedged Active ETF	$20	0.39%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$43,790,221
Number of Portfolio Holdings	837
Portfolio Turnover Rate	29%
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
AAA/Aaa	7.6%
AA/Aa	50.3%
A	22.4%
BBB/Baa	7.2%
N/R	12.5%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	36.4%
Japan	14.9%
China	9.1%
France	6.1%
United Kingdom	6.0%
Italy	5.5%
Spain	3.6%
Germany	2.1%
Canada	2.0%
South Korea	1.8%
Other#	12.5%
(a)	Excludes money market funds.
*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Global Government Bond USD Hedged Active ETF
Semi-Annual Shareholder Report — April 30, 2026
GGOV-04/26-SAR

(b) Not Applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrant – Not Applicable

Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

April 30, 2026

2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock ETF Trust II
• iShares Emerging Markets Bond Active ETF | BREM | NASDAQ
• iShares Global Government Bond USD Hedged Active ETF | GGOV | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds' successful use of a derivative financial instrument depends on the investment adviser's ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Funds can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds' investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
April 30, 2026
iShares Emerging Markets Bond Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Brazil — 0.8%
Samarco Mineracao SA, 9.50%, 06/30/31, (4.00% Cash + 5.00% PIK)(a)(b)	USD111	$111,487
Vale Overseas Ltd., 6.40%, 06/28/54	USD183	187,346
		298,833
Chile — 2.4%
Antofagasta PLC, 6.25%, 05/02/34(b)	USD200	211,817
Cencosud SA, 5.75%, 04/15/36(c)	USD200	199,868
Corp. Nacional del Cobre de Chile
3.70%, 01/30/50(b)	USD200	138,500
5.13%, 02/02/33(b)	USD200	199,804
Empresa de Transporte de Pasajeros Metro SA, 4.70%, 05/07/50(b)	USD200	171,200
		921,189
China — 0.9%
Fortune Star BVI Ltd., 5.88%, 11/20/30(b)	EUR177	197,765
Prosus NV, 4.99%, 01/19/52(b)	USD200	155,496
		353,261
Dominican Republic — 0.5%
Aeropuertos Dominicanos Siglo XXI SA, 7.00%, 06/30/34(b)	USD200	207,828
Guatemala — 0.3%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 04/27/29(b)	USD100	98,906
Hungary — 1.1%
MVM Energetika Zrt, 7.50%, 06/09/28(b)	USD400	419,200
India — 0.6%
Vedanta Resources Finance II PLC, 10.88%, 09/17/29(b)	USD200	212,250
Indonesia — 2.2%
Cikarang Listrindo Tbk PT, 5.65%, 03/12/35(b)	USD200	201,237
Medco Cypress Tree Pte. Ltd., 8.63%, 05/19/30(b)	USD250	260,625
Minejesa Capital BV, 5.63%, 08/10/37(b)	USD200	193,646
Pertamina Persero PT, 5.63%, 05/20/43(b)	USD200	188,750
		844,258
Kazakhstan — 1.0%
Kaspi.KZ JSC, 6.25%, 03/26/30(b)	USD200	202,500
QazaqGaz NC JSC, 4.38%, 09/26/27(b)	USD200	199,252
		401,752
Malaysia — 0.4%
Petronas Capital Ltd., 4.55%, 04/21/50(b)	USD200	172,980
Mexico — 3.7%
CFE Fibra E, 5.88%, 09/23/40(b)	USD197	195,262
Petroleos Mexicanos
6.63%, 06/15/35	USD460	444,760
6.70%, 02/16/32	USD305	306,067
6.75%, 09/21/47	USD307	258,648
Trust 2401, 7.70%, 01/23/32(c)	USD200	217,576
		1,422,313
Morocco — 0.7%
OCP SA, 6.70%, 03/01/36(b)	USD250	260,312
Oman — 0.5%
Oztel Holdings SPC Ltd., 6.63%, 04/24/28(b)	USD200	205,856
Security	Par (000)	Value
Pakistan — 0.5%
Veon Midco BV, 3.38%, 11/25/27(b)	USD200	$194,530
Peru — 1.4%
Niagara Energy SAC, 5.75%, 10/03/34(b)	USD200	202,500
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36(b)	USD200	209,040
Volcan Cia Minera SAA, 8.50%, 10/28/32(c)(d)	USD105	108,018
		519,558
Saudi Arabia — 2.1%
Gaci First Investment Co.
4.88%, 02/14/35(b)	USD200	194,550
5.00%, 10/13/27(b)	USD200	200,925
Greensaif Pipelines Bidco SARL, 6.51%, 02/23/42(b)	USD200	211,845
Saudi Arabian Oil Co., 5.75%, 07/17/54(b)	USD200	188,560
		795,880
Turkey — 1.1%
Turk Telekomunikasyon A/S, 6.95%, 10/07/32(b)	USD200	199,814
Turkcell Iletisim Hizmetleri A/S, 7.65%, 01/24/32(b)	USD200	208,433
		408,247
United Arab Emirates — 1.6%
Alpha Star Holding IX Ltd., 7.00%, 08/26/28(b)	USD200	198,500
MDGH GMTN RSC Ltd.
5.29%, 06/04/34(b)	USD200	203,096
5.88%, 05/01/34(b)	USD200	209,704
		611,300
Uzbekistan — 0.6%
Uzbekneftegaz JSC, 8.75%, 05/07/30(b)	USD200	214,000
Venezuela — 1.0%
Petroleos de Venezuela SA, 9.75%, 05/17/35(b)(e)(f)	USD860	402,342
Total Corporate Bonds & Notes — 23.4% (Cost: $8,856,072)		8,964,795
Foreign Government Obligations
Angola — 2.1%
Angolan Government International Bonds
8.75%, 04/14/32(b)	USD350	363,898
9.24%, 01/15/31(c)	USD200	213,350
9.88%, 03/31/37(c)	USD200	212,500
		789,748
Argentina — 4.6%
Argentine Republic Government International Bonds
1.00%, 07/09/29	USD76	67,876
1.75%, 07/09/30(g)	USD276	238,046
4.38%, 07/09/46(g)	USD341	239,899
4.75%, 07/09/35(g)	USD939	700,485
5.00%, 01/09/38(g)	USD650	504,813
		1,751,119
Bahrain — 1.4%
Bahrain Government International Bonds
5.45%, 09/16/32(b)	USD200	185,835
6.00%, 09/19/44(b)	USD200	167,250
6.75%, 09/20/29(b)	USD200	200,626
		553,711
Brazil — 2.0%
Brazil Government International Bonds, 5.50%, 02/04/33	USD200	197,400
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Emerging Markets Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Brazil (continued)
Brazilian Government International Bonds
5.00%, 01/27/45	USD200	$161,000
6.13%, 01/22/32	USD400	412,000
		770,400
Chile — 1.0%
Chile Government International Bonds
3.50%, 01/31/34	USD200	182,600
4.95%, 01/05/36	USD200	199,840
		382,440
Colombia — 1.4%
Colombia Government International Bonds
3.13%, 04/15/31	USD400	348,700
7.50%, 02/02/34	USD200	209,060
		557,760
Costa Rica — 1.6%
Costa Rica Government International Bonds
5.63%, 04/30/43(b)	USD200	191,963
6.55%, 04/03/34(b)	USD200	214,550
7.00%, 04/04/44(b)	USD200	218,362
		624,875
Dominican Republic — 2.8%
Dominican Republic International Bonds
4.50%, 01/30/30(b)	USD350	337,400
4.88%, 09/23/32(b)	USD300	283,500
6.00%, 02/22/33(b)	USD300	300,000
6.40%, 06/05/49(b)	USD150	143,700
		1,064,600
Ecuador — 1.7%
Ecuador Government International Bonds
5.50%, 07/31/40(b)(g)	USD365	304,990
6.90%, 07/31/35(b)(g)	USD384	355,879
		660,869
Egypt — 3.3%
Egypt Government International Bonds
6.59%, 02/21/28(b)	USD200	200,699
7.05%, 01/15/32(b)	USD200	196,286
7.30%, 09/30/33(b)	USD200	193,374
7.90%, 02/21/48(b)	USD360	309,811
8.50%, 01/31/47(b)	USD400	364,240
		1,264,410
El Salvador — 0.4%
El Salvador Government International Bonds, 7.65%, 06/15/35(b)	USD161	165,122
Ghana — 0.6%
Ghana Government International Bonds, 6.00%, 07/03/35(b)(g)	USD236	216,299
Guatemala — 0.5%
Guatemala Government Bonds, 4.38%, 06/05/27(b)	USD200	198,800
Hungary — 3.0%
Hungary Government International Bonds
5.50%, 06/16/34(b)	USD200	202,690
5.50%, 03/26/36(b)	USD200	200,150
6.00%, 09/26/35(b)	USD200	208,200
7.63%, 03/29/41	USD96	112,620
MFB Magyar Fejlesztesi Bank Zrt, 6.50%, 06/29/28(b)	USD400	413,250
		1,136,910
Security	Par (000)	Value
Indonesia — 2.0%
Indonesia Government International Bonds
3.55%, 03/31/32	USD400	$375,200
5.25%, 01/17/42(b)	USD400	388,000
		763,200
Ivory Coast — 1.2%
Ivory Coast Government International Bonds
5.88%, 10/17/31(b)	EUR200	235,392
7.63%, 01/30/33(b)	USD200	210,060
		445,452
Jordan — 0.5%
Jordan Government International Bonds, 5.85%, 07/07/30(b)	USD200	199,346
Kenya — 0.9%
Republic of Kenya Government International Bonds, 6.30%, 01/23/34(b)	USD400	347,000
Lebanon — 1.4%
Lebanon Government International Bonds
6.60%, 11/27/26(b)(e)(f)	USD1,348	341,718
6.85%, 03/23/27(b)	USD729	184,801
		526,519
Mexico — 3.2%
Mexico Government International Bonds
2.66%, 05/24/31	USD200	178,000
4.60%, 01/23/46	USD200	155,425
4.88%, 05/19/33	USD400	381,050
5.75%, 10/12/2110	USD150	123,225
6.34%, 05/04/53	USD200	188,325
6.63%, 01/29/38	USD200	205,625
		1,231,650
Nigeria — 2.7%
Nigeria Government International Bonds
7.14%, 02/23/30(b)	USD400	412,800
7.63%, 11/28/47(b)	USD400	390,000
8.63%, 01/13/36(c)	USD200	218,800
		1,021,600
Oman — 2.1%
Oman Government International Bonds
5.63%, 01/17/28(b)	USD200	203,002
6.00%, 08/01/29(b)	USD400	415,344
6.75%, 10/28/27(b)	USD200	206,004
		824,350
Panama — 2.8%
Panama Government International Bonds
3.16%, 01/23/30	USD200	189,400
3.30%, 01/19/33	USD400	358,100
4.30%, 04/29/53	USD200	154,240
4.50%, 04/16/50	USD200	160,500
6.40%, 02/14/35	USD200	213,662
		1,075,902
Paraguay — 1.0%
Paraguay Government International Bonds
5.40%, 03/30/50(b)	USD200	181,300
5.85%, 08/21/33(b)	USD200	208,100
		389,400

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Emerging Markets Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Peru — 1.1%
Peruvian Government International Bonds
3.00%, 01/15/34	USD223	$192,672
5.38%, 02/08/35	USD222	224,220
		416,892
Philippines — 1.8%
Philippine Government International Bonds
3.56%, 09/29/32	USD200	186,750
5.25%, 05/14/34	USD200	201,500
Philippines Government International Bonds, 5.00%, 01/27/36	USD300	295,200
		683,450
Poland — 2.4%
Republic of Poland Government International Bonds
4.63%, 04/14/31	USD20	20,141
5.13%, 09/18/34	USD457	460,656
5.50%, 03/18/54	USD241	224,256
5.75%, 11/16/32	USD220	232,822
		937,875
Romania — 2.9%
Romanian Government International Bonds
5.25%, 11/25/27(b)	USD252	252,592
5.75%, 03/24/35(b)	USD256	246,016
6.38%, 01/30/34(b)	USD330	332,970
7.63%, 01/17/53(b)	USD256	272,768
		1,104,346
Saudi Arabia — 1.9%
Saudi Government International Bonds
4.50%, 04/22/60(b)	USD200	154,956
5.00%, 01/16/34(b)	USD400	400,320
5.00%, 01/18/53(b)	USD200	172,368
		727,644
Senegal — 0.2%
Senegal Government International Bonds, 5.38%, 06/08/37(b)	EUR140	87,169
Serbia — 0.5%
Serbia International Bonds, 2.13%, 12/01/30(b)	USD200	174,750
South Africa — 2.5%
Republic of South Africa Government International Bonds
5.88%, 04/20/32	USD200	202,850
6.13%, 12/11/37(b)	USD200	190,400
7.25%, 12/11/55(b)	USD400	376,800
7.95%, 11/19/54(b)	USD200	204,260
		974,310
Sri Lanka — 0.7%
Sri Lanka Government International Bonds
3.60%, 05/15/36(b)(g)	USD170	159,800
5.10%, 06/15/35(b)(g)	USD160	123,200
		283,000
Trinidad And Tobago — 0.5%
Trinidad & Tobago Government International Bonds, 6.40%, 06/26/34(b)	USD200	204,860
Turkey — 4.5%
Turkiye Government International Bonds
5.75%, 05/11/47	USD244	189,710
6.80%, 11/04/36	USD261	253,293
7.13%, 02/12/32	USD400	408,100
Security	Par (000)	Value
Turkey (continued)
7.63%, 04/26/29	USD400	$418,500
9.13%, 07/13/30	USD400	441,628
		1,711,231
Ukraine — 3.6%
Ukraine Government International Bonds
3.00%, 02/01/35(b)(g)	USD601	305,847
4.50%, 02/01/29(b)(g)	USD213	165,287
4.50%, 02/01/34(b)(g)	USD1,093	666,834
6.00%, 02/01/36(b)(g)	USD395	232,924
		1,370,892
United States — 0.5%
Corp. Financiera de Desarrollo SA, 2.40%, 09/28/27(b)	USD200	194,097
Uruguay — 2.2%
Uruguay Government International Bonds
4.98%, 04/20/55	USD125	112,310
5.10%, 06/18/50	USD246	228,898
5.44%, 02/14/37	USD252	259,900
5.75%, 10/28/34	USD230	242,300
		843,408
Uzbekistan — 0.3%
Republic of Uzbekistan International Bonds, 5.38%, 05/29/27(b)	EUR100	118,716
Venezuela — 1.3%
Venezuela Government International Bonds
9.25%, 09/15/27(e)(f)	USD435	222,764
11.95%, 08/05/31(b)(e)(f)	USD487	277,525
		500,289
Zambia — 0.1%
Zambia Government International Bonds, 7.50%, 06/30/33(b)(g)	USD35	34,876
Total Foreign Government Obligations — 71.2% (Cost: $26,909,525)		27,329,287
Total Long-Term Investments — 94.6% (Cost: $35,765,597)		36,294,082
	Shares
Short-Term Securities
Money Market Funds — 6.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(h)(i)(j)	2,405,250	2,405,250
Total Short-Term Securities — 6.3% (Cost: $2,405,250)		2,405,250
Total Investments — 100.9% (Cost: $38,170,847)		38,699,332
Liabilities in Excess of Other Assets — (0.9)%		(345,370)
Net Assets — 100.0%		$38,353,962

(a)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Emerging Markets Bond Active ETF

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$780,000	$1,625,250 (a)	$—	$—	$—	$2,405,250	2,405,250	$19,869 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Ultra Treasury Note	2	06/18/26	$226	$1,435
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	10,000	USD	11,699	Bank of America N.A.	05/05/26	$37
USD	11,696	EUR	10,000	Bank of America N.A.	05/05/26	(40)
USD	646,748	EUR	550,000	Barclays Bank PLC	06/22/26	(180)
						(220)
						$(183)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Turkey	1.00%	Quarterly	06/20/31	USD	444	$28,415	$27,566	$849

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Emerging Markets Bond Active ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$1,435	$—	$1,435
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$37	$—	$—	$37
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$—	$849	$—	$—	$—	$—	$849
	$—	$849	$—	$37	$1,435	$—	$2,321
Liabilities—Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$220	$—	$—	$220

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(20,120)	$—	$(20,120)
Forward foreign currency exchange contracts	—	—	—	7,159	—	—	7,159
Swaps	—	(5,835)	—	—	—	—	(5,835)
	$—	$(5,835)	$—	$7,159	$(20,120)	$—	$(18,796)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$5,683	$—	$5,683
Forward foreign currency exchange contracts	—	—	—	(6,034)	—	—	(6,034)
Swaps	—	849	—	—	—	—	849
	$—	$849	$—	$(6,034)	$5,683	$—	$498
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — short	$112,797
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$142,759
Average amounts sold — in USD	$783,244
Credit default swaps:
Average notional value — buy protection	$1,263,000
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Emerging Markets Bond Active ETF

Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$—	$340
Forward foreign currency exchange contracts	37	220
Swaps - centrally cleared	—	634
Total derivative assets and liabilities in the Statements of Assets and Liabilities	37	1,194
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	—	(974)
Total derivative assets and liabilities subject to an MNA	$37	$220
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of America N.A.	$37	$(37)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(d)
Bank of America N.A.	$40	$(37)	$—	$—	$3
Barclays Bank PLC	180	—	—	—	180
	$220	$(37)	$—	$—	$183

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$8,964,795	$—	$8,964,795
Foreign Government Obligations	—	27,329,287	—	27,329,287
Short-Term Securities
Money Market Funds	2,405,250	—	—	2,405,250
	$2,405,250	$36,294,082	$—	$38,699,332
Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$849	$—	$849
Foreign Currency Exchange Contracts	—	37	—	37
Interest Rate Contracts	1,435	—	—	1,435

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Emerging Markets Bond Active ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Foreign Currency Exchange Contracts	$—	$(220)	$—	$(220)
	$1,435	$666	$—	2,101

(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts.  Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
April 30, 2026
iShares Global Government Bond USD Hedged Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Foreign Government Obligations
Australia — 1.3%
Australia Government Bonds
1.00%, 12/21/30(a)	AUD30	$18,239
1.00%, 11/21/31(a)	AUD60	35,223
1.25%, 05/21/32	AUD140	81,877
1.75%, 06/21/51(a)	AUD30	10,678
2.75%, 11/21/27(a)	AUD100	69,830
2.75%, 11/21/29(a)	AUD210	141,332
2.75%, 05/21/41(a)	AUD37	19,723
3.75%, 05/21/34(a)	AUD20	13,231
4.25%, 06/21/34(a)	AUD120	82,159
4.25%, 03/21/36(a)	AUD85	57,324
4.25%, 10/21/36(a)	AUD35	23,487
4.75%, 10/21/37(a)	AUD10	6,964
4.75%, 06/21/54(a)	AUD10	6,458
		566,525
Austria — 0.8%
Republic of Austria Government Bonds
0.70%, 04/20/71(a)(b)	EUR30	12,271
0.75%, 03/20/51(b)	EUR23	13,860
0.90%, 02/20/32(b)	EUR20	20,933
2.50%, 10/20/29(a)(b)	EUR80	93,067
2.90%, 02/20/33(a)(b)	EUR40	46,533
2.95%, 02/20/35(a)(b)	EUR43	49,453
3.15%, 06/20/44(a)(b)	EUR25	27,276
3.15%, 10/20/53(a)(b)	EUR10	10,415
3.20%, 02/20/36(a)(b)	EUR10	11,634
3.20%, 07/15/39(a)	EUR27	30,661
3.45%, 10/20/30(a)(b)	EUR10	12,034
3.75%, 03/20/56(b)	EUR5	5,759
		333,896
Belgium — 1.1%
Kingdom of Belgium Government Bonds
0.01%, 10/22/27(a)(b)	EUR40	45,160
0.35%, 06/22/32(a)(b)	EUR40	39,706
1.70%, 06/22/50(b)	EUR30	21,658
2.60%, 10/22/30(a)(b)	EUR65	75,082
2.70%, 10/22/29(a)(b)	EUR10	11,674
2.85%, 10/22/34(a)(b)	EUR40	45,024
3.00%, 06/22/33(a)(b)	EUR40	46,204
3.10%, 06/22/35(a)(b)	EUR10	11,372
3.40%, 06/22/36(a)(b)	EUR67	77,267
3.45%, 06/22/42(a)(b)	EUR30	32,780
3.45%, 06/22/43(a)(b)	EUR60	64,954
3.50%, 06/22/55(a)(b)	EUR3	3,019
4.35%, 06/22/56(b)	EUR20	23,284
		497,184
Bulgaria — 0.1%
Bulgaria Government International Bonds
3.50%, 05/07/34(a)	EUR15	17,368
4.13%, 07/18/45	EUR5	5,559
		22,927
Canada — 1.8%
Canada Government Bonds
3.00%, 09/01/31	CAD30	21,830
3.25%, 06/01/36	CAD20	14,295
3.50%, 12/01/56	CAD10	6,796
Canadian Government Bonds
1.75%, 12/01/53	CAD10	4,661
Security	Par (000)	Value
Canada (continued)
2.00%, 12/01/51	CAD83	$42,133
2.50%, 08/01/27	CAD100	73,330
2.75%, 09/01/30	CAD172	124,516
2.75%, 06/01/33	CAD30	21,216
2.75%, 12/01/55	CAD10	5,842
3.00%, 03/01/32	CAD195	141,501
3.25%, 09/01/28	CAD105	77,750
3.25%, 12/01/33	CAD10	7,280
3.25%, 06/01/35	CAD115	82,896
3.25%, 12/01/35	CAD30	21,538
3.25%, 03/01/36	CAD20	14,329
3.50%, 03/01/28	CAD30	22,308
3.50%, 12/01/45	CAD22	15,479
3.50%, 12/01/57	CAD60	40,717
4.00%, 03/01/29	CAD70	52,867
4.00%, 06/01/41	CAD17	12,880
		804,164
Chile — 0.1%
Bonos de la Tesoreria de la Republica en pesos
5.10%, 07/15/50	CLP5,000	5,167
5.80%, 10/01/29(a)(b)	CLP10,000	11,293
5.80%, 10/01/34(a)(b)	CLP25,000	28,225
		44,685
China — 8.4%
China Government Bonds
1.36%, 12/15/27	CNY1,500	219,650
1.40%, 11/25/28	CNY1,030	151,134
1.42%, 08/15/28	CNY890	130,645
1.44%, 09/15/27	CNY2,070	303,318
1.65%, 05/15/35	CNY470	68,169
1.78%, 11/15/35	CNY310	45,372
1.83%, 08/25/35	CNY1,670	245,675
1.85%, 05/15/27	CNY1,860	274,075
1.91%, 07/15/29	CNY1,000	148,982
1.92%, 01/15/55	CNY300	40,345
2.04%, 11/25/34	CNY50	7,502
2.05%, 04/15/29	CNY500	74,811
2.11%, 08/25/34	CNY1,180	178,020
2.27%, 05/25/34	CNY570	87,029
2.28%, 11/06/75	CNY790	109,323
2.35%, 02/25/34	CNY1,270	194,995
2.38%, 01/15/56	CNY70	10,514
2.40%, 07/15/28	CNY970	145,538
2.44%, 10/15/27	CNY660	98,331
2.52%, 08/25/33	CNY1,160	179,976
2.67%, 05/25/33	CNY270	42,271
2.67%, 11/25/33	CNY1,540	241,891
3.27%, 08/22/46	CNY320	54,660
3.39%, 03/16/50	CNY1,240	217,412
3.52%, 04/25/46	CNY310	54,987
3.82%, 11/19/68	CNY50	10,008
3.94%, 07/27/45	CNY190	35,424
3.96%, 07/29/40	CNY160	29,135
4.00%, 06/24/69	CNY470	97,549
4.22%, 03/19/48	CNY560	109,781
4.28%, 10/23/47	CNY330	65,077
		3,671,599
Czech Republic — 0.3%
Czech Republic Government Bonds
0.05%, 11/29/29	CZK970	40,229

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Global Government Bond USD Hedged Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Czech Republic (continued)
3.60%, 06/03/36	CZK720	$31,175
4.50%, 11/11/32	CZK670	31,996
6.20%, 06/16/31	CZK300	15,586
		118,986
Denmark — 0.2%
Denmark Government Bonds
0.01%, 11/15/31	DKK180	24,551
0.25%, 11/15/52(a)	DKK80	5,991
0.50%, 11/15/27	DKK100	15,279
2.25%, 11/15/35	DKK100	14,871
4.50%, 11/15/39	DKK80	14,544
		75,236
Finland — 0.4%
Finland Government Bonds
0.13%, 09/15/31(a)(b)	EUR40	40,386
0.13%, 04/15/52(b)	EUR5	2,304
0.25%, 09/15/40(b)	EUR10	7,313
2.75%, 04/15/38(a)(b)	EUR10	10,886
2.88%, 04/15/29(a)(b)	EUR37	43,568
2.95%, 04/15/55(a)(b)	EUR10	9,808
3.00%, 09/15/33(a)(b)	EUR10	11,624
3.00%, 09/15/35(a)(b)	EUR23	26,300
3.20%, 04/15/45(a)(b)	EUR15	16,248
		168,437
France — 5.6%
French Republic Government Bond OAT
2.40%, 09/24/29(b)	EUR90	103,836
3.80%, 06/25/37(b)	EUR80	93,633
4.40%, 05/25/57(b)	EUR92	106,073
French Republic Government Bonds, 4.10%, 05/25/46(a)(b)	EUR60	68,893
French Republic Government Bonds OAT
1.25%, 05/25/36(a)(b)	EUR70	65,166
1.25%, 05/25/38(a)(b)	EUR170	148,856
1.75%, 05/25/66(a)(b)	EUR130	76,852
2.40%, 09/24/28(a)(b)	EUR60	69,715
2.50%, 09/24/27(a)(b)	EUR210	245,586
2.70%, 02/25/31(a)(b)	EUR160	184,501
2.75%, 02/25/29(a)(b)	EUR305	356,762
2.75%, 02/25/30(a)(b)	EUR160	186,267
3.00%, 05/25/33(a)(b)	EUR150	171,773
3.20%, 05/25/35(a)(b)	EUR150	170,328
3.50%, 11/25/33(a)(b)	EUR130	153,027
3.50%, 11/25/35(a)(b)	EUR50	57,808
3.60%, 05/25/42(a)(b)	EUR102	112,181
3.75%, 05/25/56(a)(b)	EUR68	70,199
		2,441,456
Germany — 1.9%
Bundesobligation
2.10%, 04/12/29(a)	EUR160	184,901
2.40%, 10/19/28(a)	EUR120	140,053
2.40%, 04/18/30(a)	EUR97	112,580
Bundesrepublik Deutschland Bundesanleihe
1.25%, 08/15/48(a)	EUR192	147,523
1.80%, 08/15/53(a)	EUR20	16,440
2.50%, 11/15/32(a)	EUR75	86,258
2.60%, 05/15/41(a)	EUR70	74,916
2.90%, 02/15/36(a)	EUR20	23,218
3.40%, 05/15/47(a)	EUR50	58,065
		843,954
Security	Par (000)	Value
Greece — 0.2%
Hellenic Republic Government Bonds
1.75%, 06/18/32(a)(b)	EUR20	$21,488
3.38%, 06/15/34(b)	EUR10	11,577
3.63%, 06/15/35(a)(b)	EUR25	29,154
3.88%, 06/15/28(a)(b)	EUR23	27,585
4.13%, 06/15/54(a)(b)	EUR4	4,442
4.20%, 01/30/42(a)	EUR13	15,329
		109,575
Hungary — 0.1%
Hungary Government Bonds
2.00%, 05/23/29	HUF9,900	28,494
2.25%, 04/20/33	HUF8,350	21,335
7.00%, 10/24/35	HUF3,000	10,348
		60,177
Indonesia — 0.7%
Indonesia Treasury Bonds
6.25%, 06/15/36	IDR179,000	9,857
6.38%, 08/15/28	IDR686,000	39,590
6.38%, 04/15/32	IDR960,000	54,488
6.50%, 07/15/30	IDR756,000	43,411
6.50%, 04/15/36	IDR215,000	12,110
6.75%, 07/15/35	IDR902,000	51,692
6.88%, 08/15/51	IDR225,000	12,956
7.00%, 02/15/33	IDR150,000	8,774
7.13%, 08/15/40	IDR784,000	46,264
7.13%, 08/15/45	IDR387,000	23,027
7.38%, 05/15/48	IDR121,000	7,340
		309,509
Ireland — 0.3%
Ireland Government Bonds
0.90%, 05/15/28(a)	EUR15	17,004
1.35%, 03/18/31(a)	EUR40	43,937
2.60%, 10/18/34(a)	EUR31	35,033
3.00%, 10/18/43(a)	EUR21	22,856
3.10%, 06/18/36(a)	EUR7	8,102
3.15%, 10/18/55(a)	EUR13	13,627
		140,559
Israel — 0.3%
Israel Government Bonds - Fixed
1.30%, 04/30/32	ILS50	14,605
2.80%, 11/29/52	ILS38	9,428
3.75%, 02/28/29	ILS170	57,540
3.75%, 03/31/47	ILS36	11,198
4.00%, 03/30/35	ILS112	37,893
5.50%, 01/31/42	ILS20	7,756
		138,420
Italy — 5.0%
Italy Buoni Poliennali Del Tesoro
2.10%, 08/26/27(a)	EUR140	162,944
2.20%, 02/28/28(a)	EUR50	58,041
2.65%, 06/15/28(a)	EUR100	116,872
2.70%, 10/15/27(a)	EUR110	128,941
3.15%, 03/15/33(a)(b)	EUR100	114,960
3.25%, 07/15/32(a)(b)	EUR45	52,375
3.25%, 11/15/32(a)(b)	EUR85	98,624
3.45%, 07/15/27(a)	EUR230	272,251
3.45%, 07/15/31(a)	EUR90	106,607
3.45%, 02/01/36(a)	EUR30	34,151
3.60%, 10/01/35(a)	EUR125	144,535
3.65%, 08/01/35(a)(b)	EUR110	127,914
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Global Government Bond USD Hedged Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Italy (continued)
3.80%, 07/01/36(b)	EUR55	$64,200
3.85%, 07/01/34(a)	EUR110	130,911
3.85%, 02/01/35(a)	EUR100	118,537
3.95%, 10/01/41(b)	EUR110	124,908
4.30%, 10/01/54(a)(b)	EUR54	60,901
4.45%, 09/01/43(a)(b)	EUR50	59,669
4.50%, 10/01/53(a)(b)	EUR81	94,540
4.65%, 10/01/55(a)(b)	EUR62	73,582
5.75%, 02/01/33(a)	EUR50	66,716
		2,212,179
Japan — 13.7%
Japan Government Five Year Bonds
1.00%, 03/20/30	JPY19,800	122,979
1.00%, 06/20/30	JPY4,700	29,122
1.10%, 06/20/30	JPY37,200	231,243
1.30%, 09/20/30	JPY42,600	266,139
1.40%, 09/20/30	JPY26,400	165,681
1.60%, 12/20/30	JPY30,000	189,634
Japan Government Forty Year Bonds
2.20%, 03/20/50	JPY6,100	30,320
2.20%, 03/20/51	JPY16,550	80,621
2.20%, 03/20/64	JPY13,450	58,714
2.40%, 03/20/48	JPY17,450	93,004
3.10%, 03/20/65	JPY9,150	50,714
Japan Government Ten Year Bonds
0.50%, 12/20/32	JPY10,150	58,387
0.70%, 12/20/33	JPY53,450	304,199
1.00%, 03/20/34	JPY50,200	291,362
2.10%, 12/20/35	JPY11,050	68,300
Japan Government Thirty Year Bonds
0.70%, 06/20/51	JPY1,400	4,592
1.80%, 11/22/32	JPY7,100	44,518
2.00%, 09/20/40	JPY9,450	53,281
2.20%, 09/20/39	JPY46,600	274,183
2.20%, 03/20/41	JPY20,000	114,854
2.20%, 06/20/54	JPY30,650	143,768
2.30%, 05/20/32	JPY36,700	237,857
2.30%, 03/20/39	JPY48,200	289,363
2.30%, 03/20/40	JPY42,500	251,104
2.40%, 02/20/30	JPY17,600	115,218
2.40%, 11/20/31	JPY45,400	296,438
2.40%, 09/20/38	JPY36,900	225,671
2.50%, 06/20/34	JPY900	5,833
2.50%, 09/20/34	JPY8,500	54,977
2.50%, 03/20/38	JPY15,500	96,505
2.80%, 06/20/55	JPY12,000	64,003
3.20%, 09/20/55	JPY14,200	82,124
3.40%, 12/20/55	JPY28,100	168,975
Japan Government Twenty Year Bonds
0.30%, 12/20/39	JPY2,200	9,873
0.40%, 03/20/40	JPY1,600	7,245
0.40%, 06/20/40	JPY3,250	14,564
0.40%, 09/20/40	JPY3,450	15,323
0.50%, 12/20/40	JPY3,900	17,475
0.50%, 03/20/41	JPY3,300	14,641
1.70%, 09/20/32	JPY2,100	13,109
1.70%, 12/20/32	JPY7,200	44,823
1.80%, 12/20/32	JPY9,550	59,849
2.70%, 09/20/45	JPY8,650	50,042
3.20%, 12/20/45	JPY22,250	138,378
Security	Par (000)	Value
Japan (continued)
Japan Government Two Year Bonds
0.70%, 07/01/27	JPY4,100	$26,055
0.90%, 09/01/27	JPY30,600	194,673
1.00%, 10/01/27	JPY27,400	174,450
1.00%, 11/01/27	JPY24,500	155,892
1.10%, 01/01/28	JPY39,600	252,066
1.30%, 02/01/28	JPY38,300	244,493
		5,996,634
Malaysia — 0.8%
Malaysia Government Bonds
3.34%, 05/15/30	MYR200	50,421
3.48%, 07/02/35	MYR130	32,488
3.52%, 04/20/28	MYR150	38,029
3.58%, 07/15/32	MYR240	60,860
4.05%, 04/18/39	MYR235	60,306
4.07%, 06/15/50	MYR70	17,705
4.18%, 05/16/44	MYR150	38,747
4.46%, 03/31/53	MYR70	18,725
4.50%, 04/30/29	MYR55	14,351
4.92%, 07/06/48	MYR20	5,679
		337,311
Mexico — 0.7%
Mexican Bonos
7.50%, 05/26/33	MXN1,000	52,695
8.00%, 05/24/35	MXN1,000	52,831
8.50%, 03/01/29	MXN7	40,406
8.50%, 02/28/30	MXN1,000	57,182
Series M, 8.00%, 11/07/47	MXN1,000	48,340
Series M 30, 10.00%, 11/20/36	MXN600	36,117
		287,571
Netherlands — 0.9%
Netherlands Government Bonds
0.01%, 01/15/52(a)(b)	EUR30	14,371
0.50%, 07/15/32(a)(b)	EUR60	60,929
0.50%, 01/15/40(b)	EUR35	28,290
0.75%, 07/15/28(a)(b)	EUR40	45,065
2.00%, 01/15/54(a)(b)	EUR20	17,141
2.50%, 01/15/30(a)(b)	EUR76	88,438
2.50%, 07/15/34(b)	EUR10	11,290
2.50%, 07/15/35(a)(b)	EUR55	61,530
2.75%, 07/15/36(b)	EUR15	16,981
3.25%, 01/15/44(a)(b)	EUR50	57,085
3.50%, 01/15/56(a)(b)	EUR5	5,804
		406,924
New Zealand — 0.2%
New Zealand Government Bonds
0.25%, 05/15/28	NZD40	22,053
1.75%, 05/15/41	NZD17	6,571
2.00%, 05/15/32	NZD55	28,411
2.75%, 05/15/51	NZD15	5,770
4.25%, 05/15/36	NZD40	22,705
4.50%, 05/15/30	NZD30	18,004
		103,514
Norway — 0.1%
Norway Government Bonds
1.25%, 09/17/31(a)(b)	NOK320	29,337
3.63%, 05/31/39(b)	NOK90	8,935
3.75%, 06/12/35(a)(b)	NOK150	15,427
		53,699

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Global Government Bond USD Hedged Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Peru — 0.1%
Peru Government Bonds
7.30%, 08/12/33(a)(b)	PEN150	$46,912
7.60%, 08/12/39(a)(b)	PEN40	11,995
		58,907
Poland — 0.6%
Republic of Poland Government Bonds
0.00%, 01/25/28(c)	PLN400	102,289
1.75%, 04/25/32	PLN100	22,468
4.00%, 04/25/47	PLN28	5,994
4.50%, 07/25/30	PLN220	59,296
4.50%, 01/25/31	PLN80	21,404
5.00%, 10/25/34	PLN110	29,070
5.00%, 10/25/35	PLN41	10,701
		251,222
Portugal — 0.5%
Portugal Obrigacoes do Tesouro OT
0.30%, 10/17/31(a)(b)	EUR50	51,017
0.70%, 10/15/27(a)(b)	EUR30	34,229
1.00%, 04/12/52(a)(b)	EUR10	6,123
1.15%, 04/11/42(a)(b)	EUR28	22,492
1.95%, 06/15/29(a)(b)	EUR20	22,946
3.00%, 06/15/35(a)(b)	EUR35	40,025
3.25%, 06/13/36(a)(b)	EUR18	20,795
3.63%, 06/12/54(a)(b)	EUR5	5,449
		203,076
Romania — 0.2%
Romania Government Bonds
6.30%, 04/25/29	RON200	44,669
6.75%, 04/25/35	RON50	10,905
7.20%, 10/30/33	RON120	26,958
		82,532
Singapore — 0.3%
Singapore Government Bonds
1.63%, 07/01/31	SGD20	15,581
1.88%, 03/01/50	SGD20	15,125
2.38%, 07/01/39	SGD30	24,201
2.75%, 03/01/46	SGD7	6,087
3.00%, 04/01/29	SGD50	40,807
3.00%, 08/01/72(a)	SGD10	9,515
3.38%, 05/01/34	SGD30	25,907
		137,223
Slovakia — 0.2%
Slovakia Government Bonds
2.50%, 06/04/29(a)	EUR10	11,588
3.75%, 03/06/34(a)	EUR40	47,829
3.75%, 02/27/40(a)	EUR10	11,387
4.13%, 02/19/46(a)	EUR10	11,533
		82,337
Slovenia — 0.1%
Slovenia Government Bonds
0.49%, 10/20/50(a)	EUR5	2,685
3.00%, 03/10/34(a)	EUR25	28,836
		31,521
South Korea — 1.6%
Korea Treasury Bonds
1.13%, 09/10/39	KRW21,250	10,265
1.88%, 03/10/51	KRW98,800	45,922
2.00%, 09/10/68	KRW19,340	8,494
2.25%, 06/10/28	KRW98,020	64,352
Security	Par (000)	Value
South Korea (continued)
2.50%, 09/10/30	KRW27,110	$17,316
2.50%, 03/10/52	KRW71,020	37,584
2.63%, 03/10/30	KRW135,920	87,896
2.63%, 06/10/35	KRW80,460	48,829
2.63%, 03/10/48	KRW50,110	27,611
2.63%, 03/10/55	KRW63,080	33,803
2.63%, 09/10/55	KRW29,860	15,977
2.75%, 09/10/45	KRW23,840	13,622
2.75%, 09/10/54	KRW11,650	6,425
2.75%, 09/10/74	KRW19,440	10,399
2.88%, 09/10/44	KRW52,850	30,907
3.00%, 12/10/34	KRW30,000	18,876
3.25%, 06/10/27	KRW112,330	75,810
3.25%, 09/10/42	KRW58,880	36,492
3.25%, 03/10/53	KRW41,000	25,011
3.38%, 06/10/32	KRW110,400	72,442
3.50%, 06/10/34	KRW8,600	5,630
3.50%, 03/10/56	KRW25,570	16,338
3.63%, 09/10/53	KRW6,000	3,913
		713,914
Spain — 3.3%
Spain Government Bonds
0.80%, 07/30/29	EUR90	99,130
0.85%, 07/30/37(a)(b)	EUR40	35,059
2.35%, 03/31/29	EUR60	69,527
2.40%, 05/31/28	EUR100	116,594
2.50%, 05/31/27	EUR40	46,869
2.60%, 05/31/31	EUR40	46,130
2.70%, 01/31/30	EUR90	105,035
3.00%, 01/31/33	EUR100	116,205
3.10%, 07/30/31	EUR80	94,367
3.25%, 04/30/34(a)(b)	EUR90	105,230
3.30%, 04/30/36(a)(b)	EUR50	57,725
3.45%, 10/31/34(a)(b)	EUR63	74,470
3.45%, 07/30/43(a)(b)	EUR80	88,163
3.50%, 05/31/29	EUR100	119,799
3.50%, 01/31/41(a)(b)	EUR70	78,899
3.90%, 07/30/39(b)	EUR83	98,936
3.95%, 10/31/56(b)	EUR61	68,626
4.00%, 10/31/54(a)(b)	EUR27	30,898
		1,451,662
Sweden — 0.1%
Sweden Government Bonds
0.13%, 05/12/31(a)(b)	SEK200	19,203
0.50%, 11/24/45(a)	SEK60	4,086
0.75%, 11/12/29(a)	SEK110	11,220
2.25%, 05/11/35(a)	SEK300	31,124
		65,633
Switzerland — 0.3%
Swiss Confederation Government Bonds
0.01%, 06/22/29(a)	CHF15	19,077
0.01%, 06/26/34(a)	CHF35	43,522
0.50%, 05/28/40(a)	CHF15	19,114
0.50%, 05/24/55(a)	CHF13	16,140
0.88%, 05/22/47(a)	CHF10	13,496
		111,349
Thailand — 0.7%
Thailand Government Bonds
1.19%, 04/17/29	THB600	18,253
1.34%, 03/17/31	THB610	18,448
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Global Government Bond USD Hedged Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Thailand (continued)
1.66%, 03/17/30	THB590	$18,169
2.00%, 12/17/31	THB680	21,135
2.05%, 04/17/28	THB1,970	61,244
2.41%, 03/17/35	THB1,595	49,857
2.70%, 06/17/40	THB1,000	30,962
2.80%, 06/17/34	THB351	11,290
2.98%, 06/17/45	THB735	22,200
3.15%, 06/17/50	THB420	12,929
3.60%, 06/17/67	THB450	15,100
4.00%, 06/17/55	THB380	13,489
4.00%, 06/17/72	THB250	9,171
		302,247
United Kingdom — 5.5%
United Kingdom Gilt
3.50%, 07/22/68(a)	GBP140	126,171
3.75%, 01/29/38(a)	GBP45	53,344
4.00%, 05/22/29(a)	GBP100	134,268
4.00%, 10/22/31(a)	GBP120	158,765
4.00%, 10/22/63(a)	GBP140	141,421
4.13%, 07/22/29(a)	GBP90	121,249
4.13%, 03/07/31(a)	GBP145	193,869
4.13%, 03/07/33(a)	GBP60	78,768
4.25%, 12/07/46(a)	GBP60	68,027
4.25%, 12/07/49(a)	GBP110	122,395
4.38%, 03/07/28(a)	GBP210	285,348
4.38%, 03/07/30(a)	GBP125	169,521
4.38%, 07/31/54(a)	GBP80	88,558
4.50%, 06/07/28(a)	GBP40	54,492
4.50%, 03/07/35(a)	GBP100	131,690
4.63%, 01/31/34(a)	GBP20	26,843
4.75%, 10/22/43(a)	GBP160	198,038
4.88%, 07/31/36(a)	GBP59	78,885
5.25%, 01/31/41(a)	GBP35	46,822
5.38%, 01/31/56(a)	GBP100	129,868
		2,408,342
Total Foreign Government Obligations — 58.5% (Cost: $26,380,500)		25,645,086
U.S. Government Obligations
U.S. Government Obligations — 33.6%
U.S. Treasury Notes/Bonds
0.63%, 08/15/30	$160	138,912
1.00%, 07/31/28	10	9,381
1.25%, 08/15/31	1,020	884,173
1.38%, 10/31/28	750	705,176
1.38%, 11/15/31	1,030	891,714
1.75%, 08/15/41	970	643,875
1.88%, 02/28/29	170	160,783
1.88%, 02/15/32	690	610,704
1.88%, 11/15/51	605	328,047
2.25%, 08/15/27	890	872,061
2.25%, 08/15/46	220	142,012
2.25%, 02/15/52	950	565,102
2.50%, 02/15/45	145	100,707
2.63%, 07/31/29	150	144,053
2.75%, 05/31/29	150	144,926
2.75%, 08/15/47	130	91,071
2.88%, 08/15/28	750	733,330
2.88%, 04/30/29	150	145,594
Security	Par (000)	Value
U.S. Government Obligations (continued)
2.88%, 05/15/32	$70	$65,286
3.00%, 11/15/44	870	660,112
3.13%, 05/15/48	145	107,934
3.38%, 11/30/27	290	287,768
3.50%, 03/15/29	150	148,348
3.50%, 04/30/30	760	746,552
3.75%, 12/31/30	420	415,193
3.75%, 11/30/32	20	19,505
3.75%, 02/28/33	90	87,623
3.88%, 10/15/27	60	60,000
3.88%, 11/30/27	170	169,980
3.88%, 03/31/31	70	69,535
3.88%, 12/31/32	60	58,910
3.88%, 08/15/34	870	844,240
4.00%, 07/31/29	750	751,465
4.00%, 01/31/33	100	98,871
4.00%, 11/15/35	70	67,933
4.13%, 04/30/33	50	49,742
4.13%, 02/15/36	120	117,469
4.25%, 02/28/29	150	151,336
4.25%, 03/31/33	50	50,141
4.25%, 11/15/34	130	129,350
4.25%, 05/15/35	110	109,179
4.25%, 08/15/35	90	89,213
4.38%, 07/15/27	900	905,660
4.38%, 08/31/28	640	646,650
4.50%, 05/31/29	100	101,660
4.63%, 02/15/46	40	38,200
4.63%, 11/15/55	110	103,744
4.75%, 05/15/55	45	43,265
4.75%, 08/15/55	95	91,393
4.75%, 02/15/56	105	101,095
		14,698,973
Total U.S. Government Obligations — 33.6% (Cost: $14,825,301)		14,698,973
Total Long-Term Investments — 92.1% (Cost: $41,205,801)		40,344,059
	Shares
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(d)(e)	164,467	164,517
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(d)(e)	100,000	100,000
Total Short-Term Securities — 0.6% (Cost: $264,512)		264,517
Total Investments — 92.7% (Cost: $41,470,313)		40,608,576
Other Assets Less Liabilities — 7.3%		3,181,645
Net Assets — 100.0%		$43,790,221

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Global Government Bond USD Hedged Active ETF

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,132,704	$—	$(968,118)(a)	$(74)	$5	$164,517	164,467	$22,899	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	0 (a)	—	—	—	100,000	100,000	1,834	—
				$(74)	$5	$264,517		$24,733	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro BOBL	3	06/08/26	$406	$(5,672)
Euro BUND	20	06/08/26	2,943	(3,532)
Euro SCHATZ	3	06/08/26	372	(2,996)
10-Year Australian Treasury Bond	184	06/15/26	14,183	(135,140)
				(147,340)
Short Contracts
Euro BTP	14	06/08/26	1,922	46,084
Euro BUXL 30 Year Bond	8	06/08/26	1,023	13,206
Euro OAT	3	06/08/26	420	(3)
10-Year Japanese Government Treasury Bond	7	06/15/26	5,779	113,491
10-Year U.S. Treasury Note	84	06/18/26	9,286	17,117
Ultra U.S. Treasury Bond	32	06/18/26	3,675	166,689
10-Year Canadian Bond	106	06/19/26	9,296	91,158
Long Gilt	19	06/26/26	2,239	19,231
2-Year U.S. Treasury Note	1	06/30/26	207	(24)
5-Year U.S. Treasury Note	1	06/30/26	108	(14)
				466,935
				$319,595
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	524,000	USD	374,491	Bank of America N.A.	05/05/26	$2,756
CAD	877,000	USD	642,104	UBS AG	05/05/26	3,639
CHF	87,000	USD	110,769	Morgan Stanley & Co. International PLC	05/05/26	577
CZK	2,787,000	USD	133,830	Deutsche Bank Securities Inc.	05/05/26	309
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Global Government Bond USD Hedged Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
DKK	552,000	USD	86,470	Bank of America N.A.	05/05/26	$230
EUR	7,179,000	USD	8,394,088	Morgan Stanley & Co. International PLC	05/05/26	31,543
GBP	86,000	USD	113,517	Morgan Stanley & Co. International PLC	05/05/26	3,508
GBP	1,061,000	USD	1,433,273	UBS AG	05/05/26	10,482
HUF	19,479,000	USD	62,585	Morgan Stanley & Co. International PLC	05/05/26	191
ILS	438,000	USD	148,133	Deutsche Bank Securities Inc.	05/05/26	454
MXN	4,807,000	USD	274,707	UBS AG	05/05/26	474
NOK	486,000	USD	52,184	Deutsche Bank Securities Inc.	05/05/26	273
NZD	185,000	USD	108,484	Bank of America N.A.	05/05/26	809
PLN	813,000	USD	223,585	Morgan Stanley & Co. International PLC	05/05/26	703
SEK	767,000	USD	82,950	Bank of America N.A.	05/05/26	124
SGD	126,000	USD	98,800	Morgan Stanley & Co. International PLC	05/05/26	195
JPY	16,577,000	USD	104,554	Morgan Stanley & Co. International PLC	05/07/26	1,332
EUR	146,000	USD	171,492	Morgan Stanley & Co. International PLC	06/02/26	86
GBP	29,000	USD	39,406	Morgan Stanley & Co. International PLC	06/02/26	55
MXN	846,000	USD	48,197	BNP Paribas SA	06/02/26	120
USD	5,835,003	JPY	906,710,000	Bank of America N.A.	06/02/26	30,647
USD	87,394	RON	387,000	BNP Paribas SA	06/03/26	147
AUD	127,000	USD	89,574	Bank of America N.A.	06/17/26	1,786
AUD	179,000	USD	123,857	BNP Paribas SA	06/17/26	4,910
AUD	267,000	USD	185,780	Goldman Sachs & Co.	06/17/26	6,291
AUD	2,015,213	USD	1,420,357	Morgan Stanley & Co. International PLC	06/17/26	29,327
AUD	307,000	USD	217,214	UBS AG	06/17/26	3,633
BRL	231,000	USD	43,037	BNP Paribas SA	06/17/26	3,113
BRL	342,000	USD	65,393	UBS AG	06/17/26	2,934
CAD	36,000	USD	26,100	Goldman Sachs & Co.	06/17/26	455
CAD	227,000	USD	164,920	Morgan Stanley & Co. International PLC	06/17/26	2,524
CAD	43,000	USD	31,520	UBS AG	06/17/26	198
CNY	450,000	USD	65,638	BNP Paribas SA	06/17/26	193
CNY	210,000	USD	30,460	Deutsche Bank Securities Inc.	06/17/26	261
CNY	140,000	USD	20,375	Goldman Sachs & Co.	06/17/26	106
COP	4,485,000	USD	1,194	Goldman Sachs & Co.	06/17/26	27
EUR	195,000	USD	226,291	Bank of America N.A.	06/17/26	3,024
EUR	134,000	USD	155,675	Goldman Sachs & Co.	06/17/26	1,906
EUR	355,000	USD	415,539	Morgan Stanley & Co. International PLC	06/17/26	1,933
EUR	112,000	USD	129,859	UBS AG	06/17/26	1,851
GBP	28,000	USD	36,973	BNP Paribas SA	06/17/26	1,125
GBP	83,000	USD	110,844	Goldman Sachs & Co.	06/17/26	2,089
GBP	187,000	USD	250,262	Morgan Stanley & Co. International PLC	06/17/26	4,179
GBP	233,000	USD	311,534	UBS AG	06/17/26	5,496
ILS	62,000	USD	19,950	Morgan Stanley & Co. International PLC	06/17/26	1,088
JPY	3,323,000	USD	20,967	BNP Paribas SA	06/17/26	332
KRW	71,174,000	USD	48,027	Bank of America N.A.	06/17/26	336
KRW	181,858,000	USD	122,557	Goldman Sachs & Co.	06/17/26	1,017
KRW	151,868,000	USD	101,413	Morgan Stanley & Co. International PLC	06/17/26	1,783
MXN	587,000	USD	32,795	Bank of America N.A.	06/17/26	688
MXN	433,000	USD	23,807	Goldman Sachs & Co.	06/17/26	892
MXN	360,000	USD	20,123	Morgan Stanley & Co. International PLC	06/17/26	411
PLN	92,000	USD	24,746	Deutsche Bank Securities Inc.	06/17/26	633
PLN	83,000	USD	22,341	Morgan Stanley & Co. International PLC	06/17/26	555
SEK	207,000	USD	22,311	Deutsche Bank Securities Inc.	06/17/26	160
SEK	222,000	USD	23,858	Morgan Stanley & Co. International PLC	06/17/26	241
TWD	747,000	USD	23,342	Bank of America N.A.	06/17/26	264

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Global Government Bond USD Hedged Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	42,796	CAD	58,000	Morgan Stanley & Co. International PLC	06/17/26	$13
USD	45,185	CLP	40,480,000	UBS AG	06/17/26	195
USD	29,134	CNY	199,000	BNP Paribas SA	06/17/26	22
USD	16,487	EUR	14,000	Bank of America N.A.	06/17/26	23
USD	82,843	EUR	70,000	Deutsche Bank Securities Inc.	06/17/26	525
USD	47,051	EUR	40,000	Goldman Sachs & Co.	06/17/26	12
USD	36,553	EUR	31,000	UBS AG	06/17/26	98
USD	34,250	HKD	267,000	Goldman Sachs & Co.	06/17/26	106
USD	12,392	IDR	210,000,000	BNP Paribas SA	06/17/26	278
USD	319,653	IDR	5,414,277,000	Morgan Stanley & Co. International PLC	06/17/26	7,318
USD	37,483	INR	3,546,000	Bank of America N.A.	06/17/26	316
USD	32,734	INR	3,068,000	BNP Paribas SA	06/17/26	577
USD	69,436	INR	6,456,000	Deutsche Bank Securities Inc.	06/17/26	1,767
USD	42,093	INR	3,947,000	Goldman Sachs & Co.	06/17/26	723
USD	765,435	KRW	1,125,451,000	Goldman Sachs & Co.	06/17/26	680
USD	20,776	MXN	360,000	Goldman Sachs & Co.	06/17/26	242
USD	32,868	MXN	573,000	Morgan Stanley & Co. International PLC	06/17/26	184
USD	71,644	PEN	245,000	UBS AG	06/17/26	1,991
USD	2,767	PLN	10,000	Morgan Stanley & Co. International PLC	06/17/26	8
USD	13,157	SEK	120,000	Morgan Stanley & Co. International PLC	06/17/26	131
USD	15,762	SGD	20,000	BNP Paribas SA	06/17/26	1
USD	18,143	SGD	23,000	Morgan Stanley & Co. International PLC	06/17/26	18
USD	13,294	ZAR	220,000	Bank of America N.A.	06/17/26	129
USD	23,705	ZAR	392,000	Deutsche Bank Securities Inc.	06/17/26	248
ZAR	1,768,000	USD	105,527	Goldman Sachs & Co.	06/17/26	268
ZAR	350,000	USD	20,881	Morgan Stanley & Co. International PLC	06/17/26	63
USD	333,647	MYR	1,305,000	Morgan Stanley & Co. International PLC	06/18/26	4,478
						194,829
RON	387,000	USD	87,595	BNP Paribas SA	05/05/26	$(169)
USD	4,112	AUD	6,000	BNP Paribas SA	05/05/26	(208)
USD	356,499	AUD	518,000	Morgan Stanley & Co. International PLC	05/05/26	(16,428)
USD	630,258	CAD	877,000	BNP Paribas SA	05/05/26	(15,485)
USD	109,195	CHF	87,000	Bank of America N.A.	05/05/26	(2,151)
USD	130,937	CZK	2,787,000	Goldman Sachs & Co.	05/05/26	(3,201)
USD	85,124	DKK	552,000	Bank of America N.A.	05/05/26	(1,576)
USD	8,274,479	EUR	7,179,000	Bank of America N.A.	05/05/26	(151,152)
USD	1,518,788	GBP	1,147,000	Bank of America N.A.	05/05/26	(41,992)
USD	58,078	HUF	19,479,000	Morgan Stanley & Co. International PLC	05/05/26	(4,698)
USD	138,578	ILS	438,000	Bank of America N.A.	05/05/26	(10,009)
USD	266,005	MXN	4,807,000	UBS AG	05/05/26	(9,176)
USD	49,826	NOK	486,000	Bank of America N.A.	05/05/26	(2,632)
USD	106,107	NZD	185,000	BNP Paribas SA	05/05/26	(3,186)
USD	217,804	PLN	813,000	Morgan Stanley & Co. International PLC	05/05/26	(6,484)
USD	87,100	RON	387,000	Deutsche Bank Securities Inc.	05/05/26	(326)
USD	80,670	SEK	767,000	Goldman Sachs & Co.	05/05/26	(2,404)
USD	98,023	SGD	126,000	Morgan Stanley & Co. International PLC	05/05/26	(971)
THB	9,960,000	USD	305,625	BNP Paribas SA	05/06/26	(80)
USD	303,202	THB	9,960,000	BNP Paribas SA	05/06/26	(2,343)
JPY	906,710,000	USD	5,822,059	Bank of America N.A.	05/07/26	(30,420)
USD	5,808,748	JPY	923,287,000	Bank of America N.A.	05/07/26	(88,777)
USD	374,303	AUD	524,000	Bank of America N.A.	06/02/26	(2,757)
USD	26,485	CAD	36,000	BNP Paribas SA	06/02/26	(54)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Global Government Bond USD Hedged Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	642,864	CAD	877,000	UBS AG	06/02/26	$(3,639)
USD	111,106	CHF	87,000	Morgan Stanley & Co. International PLC	06/02/26	(578)
USD	133,878	CZK	2,787,000	Deutsche Bank Securities Inc.	06/02/26	(308)
USD	86,611	DKK	552,000	Bank of America N.A.	06/02/26	(226)
USD	8,300,013	EUR	7,088,000	Morgan Stanley & Co. International PLC	06/02/26	(29,760)
USD	1,433,239	GBP	1,061,000	UBS AG	06/02/26	(10,474)
USD	62,483	HUF	19,479,000	Morgan Stanley & Co. International PLC	06/02/26	(190)
USD	148,136	ILS	438,000	Deutsche Bank Securities Inc.	06/02/26	(463)
USD	274,064	MXN	4,807,000	UBS AG	06/02/26	(473)
USD	52,171	NOK	486,000	Deutsche Bank Securities Inc.	06/02/26	(272)
USD	223,575	PLN	813,000	Morgan Stanley & Co. International PLC	06/02/26	(702)
USD	83,073	SEK	767,000	Bank of America N.A.	06/02/26	(124)
USD	26,412	SEK	244,000	BNP Paribas SA	06/02/26	(55)
USD	108,591	NZD	185,000	Bank of America N.A.	06/03/26	(809)
USD	99,001	SGD	126,000	Morgan Stanley & Co. International PLC	06/03/26	(197)
USD	305,503	THB	9,960,000	BNP Paribas SA	06/04/26	(738)
EUR	95,000	USD	112,313	BNP Paribas SA	06/17/26	(596)
EUR	117,000	USD	137,989	Goldman Sachs & Co.	06/17/26	(400)
INR	12,894,000	USD	136,561	Goldman Sachs & Co.	06/17/26	(1,413)
INR	3,525,000	USD	37,834	UBS AG	06/17/26	(887)
KRW	31,240,000	USD	21,266	Bank of America N.A.	06/17/26	(38)
MXN	1,077,000	USD	61,557	Bank of America N.A.	06/17/26	(124)
MXN	380,000	USD	21,753	Goldman Sachs & Co.	06/17/26	(78)
MXN	494,000	USD	28,379	Morgan Stanley & Co. International PLC	06/17/26	(201)
PLN	70,000	USD	19,369	BNP Paribas SA	06/17/26	(59)
USD	113,027	AUD	163,000	Bank of America N.A.	06/17/26	(4,230)
USD	42,473	AUD	60,000	BNP Paribas SA	06/17/26	(689)
USD	48,093	AUD	70,000	Deutsche Bank Securities Inc.	06/17/26	(2,263)
USD	90,524	AUD	130,000	Goldman Sachs & Co.	06/17/26	(2,994)
USD	1,513,146	AUD	2,157,213	Morgan Stanley & Co. International PLC	06/17/26	(38,688)
USD	449,439	AUD	634,000	UBS AG	06/17/26	(6,641)
USD	68,884	BRL	359,000	BNP Paribas SA	06/17/26	(2,839)
USD	16,970	BRL	90,000	Deutsche Bank Securities Inc.	06/17/26	(1,010)
USD	23,063	CAD	32,000	Bank of America N.A.	06/17/26	(541)
USD	187,143	CAD	256,000	BNP Paribas SA	06/17/26	(1,692)
USD	72,135	CAD	99,000	Goldman Sachs & Co.	06/17/26	(891)
USD	51,106	CAD	70,000	Morgan Stanley & Co. International PLC	06/17/26	(528)
USD	24,188	CAD	33,000	UBS AG	06/17/26	(155)
USD	133,663	CNY	916,000	Bank of America N.A.	06/17/26	(340)
USD	247,297	CNY	1,697,000	BNP Paribas SA	06/17/26	(959)
USD	3,431,219	CNY	23,509,000	Goldman Sachs & Co.	06/17/26	(7,936)
USD	15,573	CZK	330,000	Morgan Stanley & Co. International PLC	06/17/26	(319)
USD	458,997	EUR	397,000	Bank of America N.A.	06/17/26	(7,866)
USD	425,972	EUR	368,000	BNP Paribas SA	06/17/26	(6,787)
USD	187,278	EUR	160,000	Deutsche Bank Securities Inc.	06/17/26	(878)
USD	307,069	EUR	264,000	Goldman Sachs & Co.	06/17/26	(3,388)
USD	509,364	EUR	435,000	Morgan Stanley & Co. International PLC	06/17/26	(2,185)
USD	42,191	EUR	36,000	UBS AG	06/17/26	(144)
USD	98,287	GBP	74,000	Bank of America N.A.	06/17/26	(2,400)
USD	787,303	GBP	591,000	BNP Paribas SA	06/17/26	(16,838)
USD	13,251	GBP	10,000	Deutsche Bank Securities Inc.	06/17/26	(356)
USD	189,270	GBP	141,000	Goldman Sachs & Co.	06/17/26	(2,581)
USD	461,011	GBP	345,000	Morgan Stanley & Co. International PLC	06/17/26	(8,411)

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Global Government Bond USD Hedged Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	187,013	GBP	140,000	UBS AG	06/17/26	$(3,477)
USD	3,209	ILS	10,000	Bank of America N.A.	06/17/26	(184)
USD	13,711	ILS	41,000	BNP Paribas SA	06/17/26	(201)
USD	3,175	ILS	10,000	Deutsche Bank Securities Inc.	06/17/26	(218)
USD	9,707	ILS	30,000	Morgan Stanley & Co. International PLC	06/17/26	(473)
USD	3,206	ILS	10,000	UBS AG	06/17/26	(188)
USD	36,737	JPY	5,830,000	BNP Paribas SA	06/17/26	(631)
USD	304,565	JPY	48,004,000	Morgan Stanley & Co. International PLC	06/17/26	(3,122)
USD	19,403	JPY	3,060,000	UBS AG	06/17/26	(210)
USD	100,573	KRW	151,621,000	Bank of America N.A.	06/17/26	(2,455)
USD	50,584	KRW	75,370,000	Goldman Sachs & Co.	06/17/26	(631)
USD	33,139	KRW	49,727,000	Morgan Stanley & Co. International PLC	06/17/26	(651)
USD	54,524	KRW	81,663,000	UBS AG	06/17/26	(966)
USD	83,800	MXN	1,500,000	Bank of America N.A.	06/17/26	(1,760)
USD	13,363	MXN	240,000	Goldman Sachs & Co.	06/17/26	(327)
USD	154,407	MXN	2,752,000	Morgan Stanley & Co. International PLC	06/17/26	(2,568)
USD	8,071	PLN	30,000	Bank of America N.A.	06/17/26	(205)
USD	8,220	PLN	30,000	Deutsche Bank Securities Inc.	06/17/26	(56)
USD	10,765	PLN	40,000	Goldman Sachs & Co.	06/17/26	(270)
USD	75,905	PLN	280,000	Morgan Stanley & Co. International PLC	06/17/26	(1,334)
USD	3,220	SEK	30,000	Bank of America N.A.	06/17/26	(37)
USD	22,639	SEK	210,000	Goldman Sachs & Co.	06/17/26	(157)
USD	4,305	SEK	40,000	Morgan Stanley & Co. International PLC	06/17/26	(37)
USD	7,796	SGD	10,000	Bank of America N.A.	06/17/26	(85)
USD	7,863	SGD	10,000	BNP Paribas SA	06/17/26	(18)
USD	34,607	TWD	1,104,000	Bank of America N.A.	06/17/26	(282)
USD	58,104	ZAR	977,000	Goldman Sachs & Co.	06/17/26	(359)
USD	127,296	ZAR	2,149,000	Morgan Stanley & Co. International PLC	06/17/26	(1,297)
ZAR	593,000	USD	35,955	Bank of America N.A.	06/17/26	(471)
ZAR	517,000	USD	31,495	Goldman Sachs & Co.	06/17/26	(559)
						(597,261)
						$(402,432)
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.46.V1	5.00%	Quarterly	06/20/31	B	USD	1,976	$152,522	$78,190	$74,332
CDX.NA.IG.46.V1	1.00	Quarterly	06/20/31	BBB+	USD	6,586	146,184	108,712	37,472
							$298,706	$186,902	$111,804

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Global Government Bond USD Hedged Active ETF

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day BZDIOVER, 0.05%	At Termination	13.25%	At Termination	N/A	01/02/29	BRL	2,201	$(4,853)	$6	$(4,859)
1-day BZDIOVER, 0.05%	At Termination	13.25%	At Termination	N/A	01/02/29	BRL	2,509	(5,499)	6	(5,505)
1-day BZDIOVER, 0.05%	At Termination	13.33%	At Termination	N/A	01/02/29	BRL	1,690	(2,544)	2	(2,546)
1-day BZDIOVER, 0.05%	At Termination	13.42%	At Termination	N/A	01/02/29	BRL	737	(931)	1	(932)
1-day BZDIOVER, 0.05%	At Termination	13.65%	At Termination	N/A	01/02/29	BRL	478	91	—	91
1-day BZDIOVER, 0.05%	At Termination	13.77%	At Termination	N/A	01/02/29	BRL	2,951	1,922	3	1,919
1-day BZDIOVER, 0.05%	At Termination	13.83%	At Termination	N/A	01/02/29	BRL	124	115	—	115
China Fixing Repo Rates 7-day, 1.40%	Quarterly	1.47%	Quarterly	N/A	12/17/30	CNY	7,716	(3,418)	(987)	(2,431)
China Fixing Repo Rates 7-day, 1.40%	Quarterly	1.47%	Quarterly	N/A	12/17/30	CNY	781	(351)	2	(353)
1-day TIIEFONDEO, 6.87%	Monthly	7.67%	Monthly	9/17/26(a)	09/11/31	MXN	6,384	(5,425)	3	(5,428)
1-day TIIEFONDEO, 6.87%	Monthly	7.80%	Monthly	9/17/26(a)	09/11/31	MXN	3,820	(2,095)	2	(2,097)
1-day TIIEFONDEO, 6.87%	Monthly	7.83%	Monthly	9/17/26(a)	09/11/31	MXN	20,286	(9,595)	11	(9,606)
1-day TIIEFONDEO, 6.87%	Monthly	7.87%	Monthly	9/17/26(a)	09/11/31	MXN	20,286	(7,831)	11	(7,842)
1-day TIIEFONDEO, 6.87%	Monthly	7.88%	Monthly	9/17/26(a)	09/11/31	MXN	8,482	(2,979)	5	(2,984)
1-day TIIEFONDEO, 6.87%	Monthly	7.92%	Monthly	9/17/26(a)	09/11/31	MXN	991	(257)	—	(257)
1-day TIIEFONDEO, 6.87%	Monthly	8.10%	Monthly	9/17/26(a)	09/11/31	MXN	4,527	745	2	743
1-day TIIEFONDEO, 6.87%	Monthly	8.11%	Monthly	9/17/26(a)	09/11/31	MXN	1,821	332	1	331
1-day TIIEFONDEO, 6.87%	Monthly	8.12%	Monthly	9/17/26(a)	09/11/31	MXN	5,638	1,092	3	1,089
1-day TIIEFONDEO, 6.87%	Monthly	8.32%	Monthly	9/17/26(a)	09/11/31	MXN	4,662	3,119	3	3,116
1-day TIIEFONDEO, 6.87%	Monthly	8.32%	Monthly	9/17/26(a)	09/11/31	MXN	18,833	12,686	9	12,677
1-day TIIEFONDEO, 6.87%	Monthly	8.35%	Monthly	9/17/26(a)	09/11/31	MXN	4,662	3,443	2	3,441

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Global Government Bond USD Hedged Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day TIIEFONDEO, 6.87%	Monthly	8.37%	Monthly	9/17/26(a)	09/11/31	MXN	9,326	$7,321	$5	$7,316
1-day TIIEFONDEO, 6.87%	Monthly	8.37%	Monthly	9/17/26(a)	09/11/31	MXN	15,518	12,317	8	12,309
1-day TIIEFONDEO, 6.87%	Monthly	8.39%	Monthly	9/17/26(a)	09/11/31	MXN	12,750	10,451	6	10,445
1-day TIIEFONDEO, 6.87%	Monthly	8.44%	Monthly	9/17/26(a)	09/11/31	MXN	8,893	8,424	5	8,419
1-day SSARON, (0.05)%	Annual	0.39%	Annual	9/16/26(a)	09/16/31	CHF	72	(49)	106	(155)
1-day SSARON, (0.05)%	Annual	0.40%	Annual	9/16/26(a)	09/16/31	CHF	306	(29)	1,602	(1,631)
1-day SSARON, (0.05)%	Annual	0.40%	Annual	9/16/26(a)	09/16/31	CHF	180	(34)	136	(170)
1-day SSARON, (0.05)%	Annual	0.42%	Annual	9/16/26(a)	09/16/31	CHF	117	140	(12)	152
China Fixing Repo Rates 7-day, 1.40%	Quarterly	1.55%	Quarterly	9/16/26(a)	09/16/31	CNY	19,636	(3,065)	31	(3,096)
China Fixing Repo Rates 7-day, 1.40%	Quarterly	1.56%	Quarterly	9/16/26(a)	09/16/31	CNY	10,644	(734)	18	(752)
China Fixing Repo Rates 7-day, 1.40%	Quarterly	1.57%	Quarterly	9/16/26(a)	09/16/31	CNY	70	(3)	—	(3)
China Fixing Repo Rates 7-day, 1.40%	Quarterly	1.57%	Quarterly	9/16/26(a)	09/16/31	CNY	31	(1)	—	(1)
China Fixing Repo Rates 7-day, 1.40%	Quarterly	1.60%	Quarterly	9/16/26(a)	09/16/31	CNY	3,401	726	6	720
China Fixing Repo Rates 7-day, 1.40%	Quarterly	1.60%	Quarterly	9/16/26(a)	09/16/31	CNY	2,089	409	3	406
China Fixing Repo Rates 7-day, 1.40%	Quarterly	1.60%	Quarterly	9/16/26(a)	09/16/31	CNY	10,896	1,922	17	1,905
China Fixing Repo Rates 7-day, 1.40%	Quarterly	1.60%	Quarterly	9/16/26(a)	09/16/31	CNY	985	200	2	198
China Fixing Repo Rates 7-day, 1.40%	Quarterly	1.61%	Quarterly	9/16/26(a)	09/16/31	CNY	5,606	1,548	9	1,539
China Fixing Repo Rates 7-day, 1.40%	Quarterly	1.61%	Quarterly	9/16/26(a)	09/16/31	CNY	5,606	1,568	10	1,558
China Fixing Repo Rates 7-day, 1.40%	Quarterly	1.62%	Quarterly	9/16/26(a)	09/16/31	CNY	8,473	2,930	13	2,917
China Fixing Repo Rates 7-day, 1.40%	Quarterly	1.62%	Quarterly	9/16/26(a)	09/16/31	CNY	9,354	2,909	15	2,894
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Global Government Bond USD Hedged Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
China Fixing Repo Rates 7-day, 1.40%	Quarterly	1.62%	Quarterly	9/16/26(a)	09/16/31	CNY	6,124	$1,862	$10	$1,852
1.63%	Quarterly	1-day THOR, 0.99%	Quarterly	9/16/26(a)	09/16/31	THB	21,627	4,566	8	4,558
China Fixing Repo Rates 7-day, 1.40%	Quarterly	1.64%	Quarterly	9/16/26(a)	09/16/31	CNY	2,835	1,405	4	1,401
1.65%	Quarterly	1-day THOR, 0.99%	Quarterly	9/16/26(a)	09/16/31	THB	25,704	4,422	9	4,413
China Fixing Repo Rates 7-day, 1.40%	Quarterly	1.65%	Quarterly	9/16/26(a)	09/16/31	CNY	16,163	8,294	26	8,268
1.66%	Quarterly	1-day THOR, 0.99%	Quarterly	9/16/26(a)	09/16/31	THB	11,518	1,786	4	1,782
1.71%	Quarterly	1-day THOR, 0.99%	Quarterly	9/16/26(a)	09/16/31	THB	21,014	1,829	8	1,821
1.73%	Quarterly	1-day THOR, 0.99%	Quarterly	9/16/26(a)	09/16/31	THB	35,832	2,304	13	2,291
1.73%	Quarterly	1-day THOR, 0.99%	Quarterly	9/16/26(a)	09/16/31	THB	6,537	402	2	400
1.74%	Quarterly	1-day THOR, 0.99%	Quarterly	9/16/26(a)	09/16/31	THB	23,727	1,024	8	1,016
1.74%	Quarterly	1-day THOR, 0.99%	Quarterly	9/16/26(a)	09/16/31	THB	12,636	579	4	575
1.79%	Quarterly	1-day THOR, 0.99%	Quarterly	9/16/26(a)	09/16/31	THB	15,998	(469)	5	(474)
1-day SORA, 1.36%	Semi-Annual	1.87%	Semi-Annual	9/16/26(a)	09/16/31	SGD	91	(412)	—	(412)
1-day SORA, 1.36%	Semi-Annual	1.91%	Semi-Annual	9/16/26(a)	09/16/31	SGD	152	(483)	1	(484)
1-day SORA, 1.36%	Semi-Annual	1.94%	Semi-Annual	9/16/26(a)	09/16/31	SGD	12	(24)	—	(24)
1-day SORA, 1.36%	Semi-Annual	1.95%	Semi-Annual	9/16/26(a)	09/16/31	SGD	261	(399)	3	(402)
1-day SORA, 1.36%	Semi-Annual	1.96%	Semi-Annual	9/16/26(a)	09/16/31	SGD	37	(52)	1	(53)
1-day SORA, 1.36%	Semi-Annual	1.96%	Semi-Annual	9/16/26(a)	09/16/31	SGD	137	(171)	1	(172)
1-day SORA, 1.36%	Semi-Annual	1.98%	Semi-Annual	9/16/26(a)	09/16/31	SGD	195	(101)	2	(103)
1-day SORA, 1.36%	Semi-Annual	1.99%	Semi-Annual	9/16/26(a)	09/16/31	SGD	228	(67)	2	(69)
1-day SORA, 1.36%	Semi-Annual	1.99%	Semi-Annual	9/16/26(a)	09/16/31	SGD	160	(32)	2	(34)
1-day SORA, 1.36%	Semi-Annual	2.02%	Semi-Annual	9/16/26(a)	09/16/31	SGD	253	229	3	226
1-day SORA, 1.36%	Semi-Annual	2.05%	Semi-Annual	9/16/26(a)	09/16/31	SGD	152	291	2	289
1-day SORA, 1.36%	Semi-Annual	2.07%	Semi-Annual	9/16/26(a)	09/16/31	SGD	190	516	1	515
1-day SORA, 1.36%	Semi-Annual	2.13%	Semi-Annual	9/16/26(a)	09/16/31	SGD	124	608	1	607
1-day SORA, 1.36%	Semi-Annual	2.16%	Semi-Annual	9/16/26(a)	09/16/31	SGD	615	3,708	6	3,702
1-day SORA, 1.36%	Semi-Annual	2.21%	Semi-Annual	9/16/26(a)	09/16/31	SGD	107	865	1	864

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Global Government Bond USD Hedged Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day SORA, 1.36%	Semi-Annual	2.25%	Semi-Annual	9/16/26(a)	09/16/31	SGD	153	$1,466	$1	$1,465
3-mo. TAIBOR, 1.68%	Quarterly	2.26%	Quarterly	9/16/26(a)	09/16/31	TWD	54,901	(4,613)	20	(4,633)
3-mo. TAIBOR, 1.68%	Quarterly	2.33%	Quarterly	9/16/26(a)	09/16/31	TWD	2,143	29	—	29
2.54%	Annual	6-mo. EURIBOR, 2.53%	Semi-Annual	9/16/26(a)	09/16/31	EUR	4,773	100,031	36,843	63,188
2.69%	Annual	6-mo. EURIBOR, 2.53%	Semi-Annual	9/16/26(a)	09/16/31	EUR	288	3,697	100	3,597
2.70%	Quarterly	3-mo. HIBOR, 2.61%	Quarterly	9/16/26(a)	09/16/31	HKD	577	1,129	—	1,129
2.70%	Annual	3-mo. STIBOR, 2.09%	Quarterly	9/16/26(a)	09/16/31	SEK	3,522	3,373	573	2,800
2.71%	Quarterly	3-mo. HIBOR, 2.61%	Quarterly	9/16/26(a)	09/16/31	HKD	13,046	24,688	19	24,669
2.72%	Annual	6-mo. EURIBOR, 2.53%	Semi-Annual	9/16/26(a)	09/16/31	EUR	1,180	13,311	809	12,502
2.73%	Annual	6-mo. EURIBOR, 2.52%	Semi-Annual	9/16/26(a)	09/16/31	EUR	1,972	21,344	577	20,767
2.74%	Quarterly	3-mo. HIBOR, 2.61%	Quarterly	9/16/26(a)	09/16/31	HKD	23	39	—	39
2.76%	Annual	3-mo. STIBOR, 2.09%	Quarterly	9/16/26(a)	09/16/31	SEK	750	505	3	502
2.76%	Annual	3-mo. STIBOR, 2.09%	Quarterly	9/16/26(a)	09/16/31	SEK	1,469	968	38	930
2.77%	Annual	3-mo. STIBOR, 2.09%	Quarterly	9/16/26(a)	09/16/31	SEK	4,118	2,570	320	2,250
2.77%	Annual	3-mo. STIBOR, 2.09%	Quarterly	9/16/26(a)	09/16/31	SEK	15,446	9,561	7,336	2,225
2.78%	Annual	3-mo. STIBOR, 2.09%	Quarterly	9/16/26(a)	09/16/31	SEK	430	253	114	139
2.78%	Annual	6-mo. EURIBOR, 2.53%	Semi-Annual	9/16/26(a)	09/16/31	EUR	1,339	10,438	154	10,284
2.79%	Quarterly	3-mo. HIBOR, 2.61%	Quarterly	9/16/26(a)	09/16/31	HKD	356	505	—	505
2.79%	Annual	3-mo. STIBOR, 2.09%	Quarterly	9/16/26(a)	09/16/31	SEK	3,406	1,837	(104)	1,941
2.79%	Annual	6-mo. EURIBOR, 2.53%	Semi-Annual	9/16/26(a)	09/16/31	EUR	1,407	10,491	2,382	8,109
2.79%	Annual	6-mo. EURIBOR, 2.52%	Semi-Annual	9/16/26(a)	09/16/31	EUR	276	2,055	156	1,899
2.81%	Annual	6-mo. EURIBOR, 2.53%	Semi-Annual	9/16/26(a)	09/16/31	EUR	3,677	22,270	(259)	22,529
2.82%	Quarterly	3-mo. HIBOR, 2.61%	Quarterly	9/16/26(a)	09/16/31	HKD	952	1,151	1	1,150
2.83%	Annual	3-mo. STIBOR, 2.09%	Quarterly	9/16/26(a)	09/16/31	SEK	1,255	408	28	380
2.85%	Annual	3-mo. STIBOR, 2.09%	Quarterly	9/16/26(a)	09/16/31	SEK	1,464	356	(10)	366
2.86%	Annual	6-mo. EURIBOR, 2.52%	Semi-Annual	9/16/26(a)	09/16/31	EUR	1,218	4,364	(524)	4,888
2.88%	Annual	3-mo. STIBOR, 2.09%	Quarterly	9/16/26(a)	09/16/31	SEK	2,134	109	534	(425)
2.88%	Annual	6-mo. EURIBOR, 2.52%	Semi-Annual	9/16/26(a)	09/16/31	EUR	1,199	3,181	1,170	2,011
2.88%	Annual	6-mo. EURIBOR, 2.52%	Semi-Annual	9/16/26(a)	09/16/31	EUR	706	1,770	197	1,573
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Global Government Bond USD Hedged Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.88%	Annual	6-mo. EURIBOR, 2.52%	Semi-Annual	9/16/26(a)	09/16/31	EUR	587	$1,447	$6	$1,441
2.91%	Quarterly	3-mo. HIBOR, 2.61%	Quarterly	9/16/26(a)	09/16/31	HKD	1,241	870	2	868
2.91%	Annual	6-mo. EURIBOR, 2.52%	Semi-Annual	9/16/26(a)	09/16/31	EUR	182	192	(855)	1,047
2.91%	Annual	6-mo. EURIBOR, 2.52%	Semi-Annual	9/16/26(a)	09/16/31	EUR	447	424	(12)	436
2.92%	Quarterly	3-mo. HIBOR, 2.61%	Quarterly	9/16/26(a)	09/16/31	HKD	1,256	805	2	803
1-day CORRA, 2.25%	Semi-Annual	2.94%	Semi-Annual	9/16/26(a)	09/16/31	CAD	321	(1,484)	198	(1,682)
2.94%	Annual	3-mo. STIBOR, 2.09%	Quarterly	9/16/26(a)	09/16/31	SEK	11,031	(2,716)	988	(3,704)
2.95%	Quarterly	3-mo. HIBOR, 2.61%	Quarterly	9/16/26(a)	09/16/31	HKD	2,171	904	3	901
1-day CORRA, 2.25%	Semi-Annual	2.96%	Semi-Annual	9/16/26(a)	09/16/31	CAD	369	(1,458)	13	(1,471)
2.96%	Annual	6-mo. EURIBOR, 2.52%	Semi-Annual	9/16/26(a)	09/16/31	EUR	377	(582)	354	(936)
1-day CORRA, 2.25%	Semi-Annual	2.97%	Semi-Annual	9/16/26(a)	09/16/31	CAD	139	(516)	(187)	(329)
1-day CORRA, 2.25%	Semi-Annual	2.97%	Semi-Annual	9/16/26(a)	09/16/31	CAD	385	(1,352)	(286)	(1,066)
2.97%	Quarterly	3-mo. HIBOR, 2.61%	Quarterly	9/16/26(a)	09/16/31	HKD	403	126	1	125
1-day CORRA, 2.25%	Semi-Annual	2.98%	Semi-Annual	9/16/26(a)	09/16/31	CAD	1,511	(4,749)	(55)	(4,694)
2.98%	Annual	3-mo. STIBOR, 2.09%	Quarterly	9/16/26(a)	09/16/31	SEK	7,811	(3,464)	240	(3,704)
1-day CORRA, 2.25%	Semi-Annual	3.00%	Semi-Annual	9/16/26(a)	09/16/31	CAD	189	(486)	345	(831)
1-day CORRA, 2.25%	Semi-Annual	3.01%	Semi-Annual	9/16/26(a)	09/16/31	CAD	1,010	(2,291)	(3,333)	1,042
1-day CORRA, 2.25%	Semi-Annual	3.01%	Semi-Annual	9/16/26(a)	09/16/31	CAD	2,932	(6,156)	24	(6,180)
3.02%	Annual	6-mo. EURIBOR, 2.52%	Semi-Annual	9/16/26(a)	09/16/31	EUR	319	(1,683)	(67)	(1,616)
1-day CORRA, 2.25%	Semi-Annual	3.03%	Semi-Annual	9/16/26(a)	09/16/31	CAD	197	(281)	525	(806)
3.03%	Annual	6-mo. EURIBOR, 2.52%	Semi-Annual	9/16/26(a)	09/16/31	EUR	151	(815)	(90)	(725)
3.04%	Annual	3-mo. STIBOR, 2.09%	Quarterly	9/16/26(a)	09/16/31	SEK	2,188	(1,616)	(5)	(1,611)
3.05%	Annual	6-mo. EURIBOR, 2.52%	Semi-Annual	9/16/26(a)	09/16/31	EUR	357	(2,329)	116	(2,445)
3.09%	Annual	3-mo. STIBOR, 2.09%	Quarterly	9/16/26(a)	09/16/31	SEK	1,739	(1,669)	94	(1,763)
1-day CORRA, 2.25%	Semi-Annual	3.15%	Semi-Annual	9/16/26(a)	09/16/31	CAD	531	1,243	909	334
1-day SHIR, 4.00%	Annual	3.41%	Annual	9/16/26(a)	09/16/31	ILS	1,453	(4,349)	5	(4,354)
3-mo. KRW CDC, 2.81%	Quarterly	3.52%	Quarterly	9/16/26(a)	09/16/31	KRW	92,805	(1,032)	2	(1,034)
3-mo. KRW CDC, 2.81%	Quarterly	3.52%	Quarterly	9/16/26(a)	09/16/31	KRW	943,498	(10,347)	7	(10,354)
3-mo. KRW CDC, 2.81%	Quarterly	3.56%	Quarterly	9/16/26(a)	09/16/31	KRW	774,913	(7,690)	6	(7,696)

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Global Government Bond USD Hedged Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-mo. KRW CDC, 2.81%	Quarterly	3.60%	Quarterly	9/16/26(a)	09/16/31	KRW	541,255	$(4,583)	$4	$(4,587)
3-mo. KRW CDC, 2.81%	Quarterly	3.60%	Quarterly	9/16/26(a)	09/16/31	KRW	478,627	(4,163)	4	(4,167)
3-mo. KRW CDC, 2.81%	Quarterly	3.61%	Quarterly	9/16/26(a)	09/16/31	KRW	478,627	(3,913)	4	(3,917)
3.62%	Annual	1-day SOFR, 3.66%	Annual	9/16/26(a)	09/16/31	USD	447	2,579	628	1,951
3.63%	Annual	1-day SOFR, 3.66%	Annual	9/16/26(a)	09/16/31	USD	772	4,213	1,690	2,523
3.66%	Annual	1-day SOFR, 3.66%	Annual	9/16/26(a)	09/16/31	USD	328	1,290	(808)	2,098
3.67%	Annual	1-day SOFR, 3.66%	Annual	9/16/26(a)	09/16/31	USD	167	567	(762)	1,329
1-day SHIR, 4.00%	Annual	3.72%	Annual	9/16/26(a)	09/16/31	ILS	371	590	2	588
3-mo. KRW CDC, 2.81%	Quarterly	3.72%	Quarterly	9/16/26(a)	09/16/31	KRW	523,096	(2,487)	4	(2,491)
3-mo. KRW CDC, 2.81%	Quarterly	3.76%	Quarterly	9/16/26(a)	09/16/31	KRW	649,674	(2,442)	5	(2,447)
3-mo. KRW CDC, 2.81%	Quarterly	3.79%	Quarterly	9/16/26(a)	09/16/31	KRW	324,755	(842)	2	(844)
3-mo. KRW CDC, 2.81%	Quarterly	3.84%	Quarterly	9/16/26(a)	09/16/31	KRW	565,868	(669)	4	(673)
3-mo. KRW CDC, 2.81%	Quarterly	3.86%	Quarterly	9/16/26(a)	09/16/31	KRW	970,557	(700)	7	(707)
4.13%	Annual	1-day SONIA, 3.73%	Annual	9/16/26(a)	09/16/31	GBP	457	5,405	86	5,319
4.15%	Annual	1-day SONIA, 3.73%	Annual	9/16/26(a)	09/16/31	GBP	261	2,744	(116)	2,860
4.17%	Annual	1-day SONIA, 3.73%	Annual	9/16/26(a)	09/16/31	GBP	400	3,720	817	2,903
4.18%	Annual	1-day SONIA, 3.73%	Annual	9/16/26(a)	09/16/31	GBP	860	7,570	137	7,433
4.23%	Annual	1-day SONIA, 3.73%	Annual	9/16/26(a)	09/16/31	GBP	713	4,200	(115)	4,315
4.23%	Annual	1-day SONIA, 3.73%	Annual	9/16/26(a)	09/16/31	GBP	131	770	(13)	783
4.24%	Annual	1-day SONIA, 3.73%	Annual	9/16/26(a)	09/16/31	GBP	494	2,571	27	2,544
6-mo. PRIBOR, 3.66%	Semi-Annual	4.26%	Annual	9/16/26(a)	09/16/31	CZK	503	(211)	(57)	(154)
4.29%	Annual	1-day SONIA, 3.73%	Annual	9/16/26(a)	09/16/31	GBP	407	791	47	744
6-mo. WIBOR, 3.88%	Semi-Annual	4.30%	Annual	9/16/26(a)	09/16/31	PLN	2,524	(9,774)	8	(9,782)
6-mo. WIBOR, 3.88%	Semi-Annual	4.32%	Annual	9/16/26(a)	09/16/31	PLN	1,167	(4,311)	4	(4,315)
6-mo. PRIBOR, 3.66%	Semi-Annual	4.40%	Annual	9/16/26(a)	09/16/31	CZK	3,701	(411)	2	(413)
4.41%	Annual	1-day SONIA, 3.73%	Annual	9/16/26(a)	09/16/31	GBP	124	(612)	21	(633)
6-mo. PRIBOR, 3.66%	Semi-Annual	4.42%	Annual	9/16/26(a)	09/16/31	CZK	361	(26)	—	(26)
6-mo. WIBOR, 3.88%	Semi-Annual	4.45%	Annual	9/16/26(a)	09/16/31	PLN	3,980	(8,523)	12	(8,535)
6-mo. PRIBOR, 3.66%	Semi-Annual	4.54%	Annual	9/16/26(a)	09/16/31	CZK	4,783	905	3	902
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Global Government Bond USD Hedged Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6-mo. PRIBOR, 3.66%	Semi-Annual	4.56%	Annual	9/16/26(a)	09/16/31	CZK	2,686	$635	$2	$633
6-mo. WIBOR, 3.88%	Semi-Annual	4.56%	Annual	9/16/26(a)	09/16/31	PLN	1,202	(935)	4	(939)
6-mo. WIBOR, 3.88%	Semi-Annual	4.56%	Annual	9/16/26(a)	09/16/31	PLN	1,221	(1,037)	4	(1,041)
6-mo. WIBOR, 3.88%	Semi-Annual	4.73%	Annual	9/16/26(a)	09/16/31	PLN	541	626	2	624
6-mo. BBSW, 4.77%	Semi-Annual	4.82%	Semi-Annual	9/16/26(a)	09/16/31	AUD	108	(489)	1	(490)
6-mo. BBSW, 4.77%	Semi-Annual	4.84%	Semi-Annual	9/16/26(a)	09/16/31	AUD	621	(2,404)	5	(2,409)
6-mo. BBSW, 4.77%	Semi-Annual	4.84%	Semi-Annual	9/16/26(a)	09/16/31	AUD	549	(2,245)	4	(2,249)
6-mo. BBSW, 4.77%	Semi-Annual	4.85%	Semi-Annual	9/16/26(a)	09/16/31	AUD	608	(2,184)	4	(2,188)
6-mo. BBSW, 4.77%	Semi-Annual	4.86%	Semi-Annual	9/16/26(a)	09/16/31	AUD	1,216	(3,967)	10	(3,977)
6-mo. BBSW, 4.77%	Semi-Annual	4.89%	Semi-Annual	9/16/26(a)	09/16/31	AUD	249	(614)	2	(616)
6-mo. BBSW, 4.77%	Semi-Annual	5.03%	Semi-Annual	9/16/26(a)	09/16/31	AUD	163	310	1	309
1-day MIBOR, 5.34%	Semi-annual	6.56%	Semi-annual	9/16/26(a)	09/16/31	INR	45,159	(3,421)	6	(3,427)
7.34%	Quarterly	3-mo. JIBAR, 6.78%	Quarterly	9/16/26(a)	09/16/31	ZAR	2,848	2,838	2	2,836
7.36%	Quarterly	3-mo. JIBAR, 6.78%	Quarterly	9/16/26(a)	09/16/31	ZAR	5,557	5,266	4	5,262
7.37%	Quarterly	3-mo. JIBAR, 6.78%	Quarterly	9/16/26(a)	09/16/31	ZAR	3,377	3,118	2	3,116
7.40%	Quarterly	3-mo. JIBAR, 6.78%	Quarterly	9/16/26(a)	09/16/31	ZAR	3,377	2,912	2	2,910
7.42%	Quarterly	3-mo. JIBAR, 6.78%	Quarterly	9/16/26(a)	09/16/31	ZAR	2,992	2,434	2	2,432
7.59%	Quarterly	3-mo. JIBAR, 6.78%	Quarterly	9/16/26(a)	09/16/31	ZAR	2,689	1,059	2	1,057
7.69%	Quarterly	3-mo. JIBAR, 6.78%	Quarterly	9/16/26(a)	09/16/31	ZAR	13	2	—	2
7.74%	Quarterly	3-mo. JIBAR, 6.78%	Quarterly	9/16/26(a)	09/16/31	ZAR	1,415	46	1	45
Tokyo Overnight Average Rate, 0.73%	Annual	2.89%	Annual	6/17/26(a)	06/17/56	JPY	26,900	(8,905)	6	(8,911)
Tokyo Overnight Average Rate, 0.73%	Annual	2.89%	Annual	6/17/26(a)	06/17/56	JPY	26,900	(8,864)	6	(8,870)
								$221,858	$52,339	$169,519

(a)	Forward Swap.
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps	$247,898	$(8,657)	$475,065	$(193,742)

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Global Government Bond USD Hedged Active ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$466,976	$—	$466,976
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$194,829	$—	$—	$194,829
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$—	$111,804	$—	$—	$363,261	$—	$475,065
	$—	$111,804	$—	$194,829	$830,237	$—	$1,136,870
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$147,381	$—	$147,381
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$597,261	$—	$—	$597,261
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$193,742	$—	$193,742
	$—	$—	$—	$597,261	$341,123	$—	$938,384

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$3,086	$—	$431,938	$—	$435,024
Forward foreign currency exchange contracts	—	—	—	847,847	—	—	847,847
Swaps	—	16,240	—	—	(333,349)	—	(317,109)
	$—	$16,240	$3,086	$847,847	$98,589	$—	$965,762
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$474,383	$—	$474,383
Forward foreign currency exchange contracts	—	—	—	(988,468)	—	—	(988,468)
Swaps	—	111,804	—	—	295,884	—	407,688
	$—	$111,804	$—	$(988,468)	$770,267	$—	$(106,397)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$23,098,315
Average notional value of contracts — short	$40,124,106
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$23,472,861
Average amounts sold — in USD	$48,946,216
Credit default swaps:
Average notional value — sell protection	$4,280,625
Interest rate swaps:
Average notional value — pays fixed rate	$43,478,866
Average notional value — receives fixed rate	$46,775,032
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Global Government Bond USD Hedged Active ETF

Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$—	$57,350
Forward foreign currency exchange contracts	194,829	597,261
Swaps - centrally cleared	—	19,864
Total derivative assets and liabilities in the Statements of Assets and Liabilities	194,829	674,475
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	—	(77,214)
Total derivative assets and liabilities subject to an MNA	$194,829	$597,261
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of America N.A.	$41,132	$(41,132)	$—	$—	$—
BNP Paribas SA	10,818	(10,818)	—	—	—
Deutsche Bank Securities Inc.	4,630	(4,630)	—	—	—
Goldman Sachs & Co.	14,814	(14,814)	—	—	—
Morgan Stanley & Co. International PLC	92,444	(92,444)	—	—	—
UBS AG	30,991	(30,991)	—	—	—
	$194,829	$(194,829)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(d)
Bank of America N.A.	$353,643	$(41,132)	$—	$—	$312,511
BNP Paribas SA	53,627	(10,818)	—	—	42,809
Deutsche Bank Securities Inc.	6,150	(4,630)	—	—	1,520
Goldman Sachs & Co.	27,589	(14,814)	—	—	12,775
Morgan Stanley & Co. International PLC	119,822	(92,444)	—	—	27,378
UBS AG	36,430	(30,991)	—	—	5,439
	$597,261	$(194,829)	$—	$—	$402,432

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Global Government Bond USD Hedged Active ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Foreign Government Obligations	$—	$25,645,086	$—	$25,645,086
U.S. Government Obligations	—	14,698,973	—	14,698,973
Short-Term Securities
Money Market Funds	264,517	—	—	264,517
	$264,517	$40,344,059	$—	$40,608,576
Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$111,804	$—	$111,804
Foreign Currency Exchange Contracts	—	194,829	—	194,829
Interest Rate Contracts	466,976	363,261	—	830,237
Liabilities
Foreign Currency Exchange Contracts	—	(597,261)	—	(597,261)
Interest Rate Contracts	(147,381)	(193,742)	—	(341,123)
	$319,595	$(121,109)	$—	$198,486

(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts.  Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities (unaudited)
April 30, 2026

	iShares Emerging Markets Bond Active ETF	iShares Global Government Bond USD Hedged Active ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$36,294,082	$40,344,059
Investments, at value—affiliated(c)	2,405,250	264,517
Cash	6,913	61,057
Cash pledged:
Futures contracts	6,000	895,000
Centrally cleared swaps	21,000	1,498,400
Foreign currency, at value(d)	9,140	878,297
Receivables:
Investments sold	—	852,788
Securities lending income—affiliated	39	4
Dividends—affiliated	3,694	1,111
Interest—unaffiliated	540,260	361,655
Unrealized appreciation on forward foreign currency exchange contracts	37	194,829
Total assets	39,286,415	45,351,717
LIABILITIES
Collateral on securities loaned, at value	105,250	—
Payables:
Investments purchased	810,881	872,953
Deferred foreign capital gain tax	—	77
Investment advisory fees	15,128	13,991
Variation margin on futures contracts	340	57,350
Variation margin on centrally cleared swaps	634	19,864
Unrealized depreciation on forward foreign currency exchange contracts	220	597,261
Total liabilities	932,453	1,561,496
Commitments and contingent liabilities
NET ASSETS	$38,353,962	$43,790,221
NET ASSETS CONSIST OF
Paid-in capital	$37,761,034	$44,047,464
Accumulated earnings (loss)	592,928	(257,243)
NET ASSETS	$38,353,962	$43,790,221
NET ASSET VALUE
Shares outstanding	750,000	880,000
Net asset value	$51.14	$49.76
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$35,765,597	$41,205,801
(b) Securities loaned, at value	$102,874	$—
(c) Investments, at cost—affiliated	$2,405,250	$264,512
(d) Foreign currency, at cost	$9,113	$875,929
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)
Six Months Ended April 30, 2026

	iShares Emerging Markets Bond Active ETF	iShares Global Government Bond USD Hedged Active ETF
INVESTMENT INCOME
Dividends—affiliated	$19,787	$24,724
Interest—unaffiliated	1,216,508	642,161
Securities lending income—affiliated—net	82	9
Foreign taxes withheld	—	(2,423)
Total investment income	1,236,377	664,471
EXPENSES
Investment advisory	90,814	83,222
Commitment costs	55	65
Interest expense	—	34
Total expenses	90,869	83,321
Less:
Investment advisory fees waived	(481)	(577)
Total expenses after fees waived	90,388	82,744
Net investment income	1,145,989	581,727
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(127,849)	(340,707)
Investments—affiliated	—	(74)
Forward foreign currency exchange contracts	7,159	847,847
Foreign currency transactions	(8,679)	(12,670)
Futures contracts	(20,120)	435,024
Swaps	(5,835)	(317,109)
	(155,324)	612,311
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(a)	210,968	(345,154)
Investments—affiliated	—	5
Forward foreign currency exchange contracts	(6,034)	(988,468)
Foreign currency translations	329	15,746
Futures contracts	5,683	474,383
Swaps	849	407,688
	211,795	(435,800)
Net realized and unrealized gain	56,471	176,511
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,202,460	$758,238
(a) Net of reduction in deferred foreign capital gain tax of	$—	$1,026
See notes to financial statements.
Statements of Operations

Statements of Changes in Net Assets

	iShares Emerging Markets Bond Active ETF		iShares Global Government Bond USD Hedged Active ETF
	Six Months Ended 04/30/26 (unaudited)	Period From 10/15/25(a) to 10/31/25	Six Months Ended 04/30/26 (unaudited)	Period From 06/25/25(a) to 10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$1,145,989	$80,158	$581,727	$403,577
Net realized gain (loss)	(155,324)	13,823	612,311	197,137
Net change in unrealized appreciation (depreciation)	211,795	318,993	(435,800)	(223,683)
Net increase in net assets resulting from operations	1,202,460	412,974	758,238	377,031
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(1,022,506)(c)	—	(1,392,512)(c)	—
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	2,629,090	35,131,944	1,989,986	42,057,478
NET ASSETS
Total increase in net assets	2,809,044	35,544,918	1,355,712	42,434,509
Beginning of period	35,544,918	—	42,434,509	—
End of period	$38,353,962	$35,544,918	$43,790,221	$42,434,509

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares Emerging Markets Bond Active ETF
	Six Months Ended 04/30/26 (unaudited)	Period From 10/15/25(a) to 10/31/25
Net asset value, beginning of period	$50.78	$50.00
Net investment income(b)	1.59	0.12
Net realized and unrealized gain(c)	0.21	0.66
Net increase from investment operations	1.80	0.78
Distributions(d)
From net investment income	(1.43)(e)	—
From net realized gain	(0.01)	—
Total distributions	(1.44)	—
Net asset value, end of period	$51.14	$50.78
Total Return(f)
Based on net asset value	3.59%(g)	1.56%(g)
Ratios to Average Net Assets(h)
Total expenses	0.50%(i)	0.50%(i)
Total expenses after fees waived	0.50%(i)	0.50%(i)
Net investment income	6.31%(i)	5.22%(i)
Supplemental Data
Net assets, end of period (000)	$38,354	$35,545
Portfolio turnover rate(j)	42%	2%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Global Government Bond USD Hedged Active ETF
	Six Months Ended 04/30/26 (unaudited)	Period From 06/25/25(a) to 10/31/25
Net asset value, beginning of period	$50.52	$50.00
Net investment income(b)	0.67	0.48
Net realized and unrealized gain(c)	0.19	0.04
Net increase from investment operations	0.86	0.52
Distributions from net investment income(d)	(1.62)(e)	—
Net asset value, end of period	$49.76	$50.52
Total Return(f)
Based on net asset value	1.77%(g)	1.03%(g)
Ratios to Average Net Assets(h)
Total expenses	0.39%(i)	0.39%(i)
Total expenses after fees waived	0.39%(i)	0.39%(i)
Net investment income	2.73%(i)	2.73%(i)
Supplemental Data
Net assets, end of period (000)	$43,790	$42,435
Portfolio turnover rate(j)	29%	29%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
BlackRock ETF Trust II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
Fund Name	Herein Referred To As	Diversification Classification
iShares Emerging Markets Bond Active ETF	Emerging Markets Bond Active	Non-diversified
iShares Global Government Bond USD Hedged Active ETF	Global Government Bond USD Hedged Active	Non-diversified
The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BFA, the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price (including evaluated prices) provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
• Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
• Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
 (i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
 (ii) recapitalizations and other transactions across the capital structure
 (iii) market or relevant indices multiples of comparable issuers
 (iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
 (v) quoted prices for similar investments or assets in active markets
 (vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
 (vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
 (viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government.  The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Emerging Markets Bond Active
BNP Paribas Prime Brokerage International Ltd.	$102,874	$(102,874)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed.  Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of  Assets and Liabilities.   A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (“CCP”) and the CCP becomes the Fund's counterparty on the swap.  Each Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.  Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps on the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA will be paid a management fee from the Funds based on a percentage of each Fund’s average daily net assets as follows:
Fund Name	Investment Advisory Fees
Emerging Markets Bond Active	0.50%
Global Government Bond USD Hedged Active	0.39
Expense Waivers: BFA has contractually agreed to waive a portion of its management fees to each Fund in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by each Fund in other equity and fixed-income mutual funds and ETFs advised by BFA or its affiliates through June 30, 2027.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
BFA has also contractually agreed to waive a portion of its management fees to each Fund by an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by each Fund in money market funds advised by BFA or its affiliates through June 30, 2027. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended April 30, 2026, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
Fund Name	Amounts Waived
Emerging Markets Bond Active	$481
Global Government Bond USD Hedged Active	577
Sub-Adviser: BFA has entered into separate sub-advisory agreements with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to iShares Emerging Markets Bond Active ETF and iShares Global Government Bond USD Hedged Active ETF.
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission ("SEC") has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee.  If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended April 30, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Fund Name	Amounts
Emerging Markets Bond Active	$25
Global Government Bond USD Hedged Active	2
Trustees and Officers: Certain trustees and/or officers of the Company are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
7. PURCHASES AND SALES
For the six months ended April 30, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities		Other Securities
Fund Name	Purchases	Sales	Purchases	Sales
Emerging Markets Bond Active	$—	$—	$16,365,960	$14,781,195
Global Government Bond USD Hedged Active	4,087,026	3,380,071	10,196,374	7,963,003
There were no in-kind transactions for the six months ended April 30, 2026.
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of October 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards(a)
Global Government Bond USD Hedged Active	$(84,155)

(a)	Amounts available to offset future realized capital gains.
As of April 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets Bond Active	$38,171,055	$1,049,794	$(519,416)	$530,378
Global Government Bond USD Hedged Active	41,480,493	1,360,948	(2,034,379)	(673,431)
9. LINE OF CREDIT
The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum.  The agreement expires in April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended April 30, 2026, the Funds did not borrow under the credit agreement.
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk:  Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 04/30/26		Period Ended 10/31/25
Fund Name	Shares	Amount	Shares	Amount
Emerging Markets Bond Active(a)
Shares sold	150,000	$7,644,679	700,000	$35,131,944
Shares redeemed	(100,000)	(5,015,589)	—	—
	50,000	$2,629,090	700,000	$35,131,944
Global Government Bond USD Hedged Active(b)
Shares sold	60,000	$2,975,650	840,000	$42,057,478
Shares redeemed	(20,000)	(985,664)	—	—
	40,000	$1,989,986	840,000	$42,057,478

(a)	The Fund commenced operations on October 15, 2025.
(b)	The Fund commenced operations on June 25, 2025.
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Fund and Service Providers
Investment Adviser	Independent Registered Public Accounting Firm
BlackRock Fund Advisors San Francisco, CA 94105	Deloitte & Touche LLP Boston, MA 02110
Sub-Adviser	Legal Counsel
BlackRock International Limited Edinburgh, EH3 5PP United Kingdom	Willkie Farr & Gallagher LLP New York, NY 10019
Administrator, Custodian and Transfer Agent	Address of the Trust
State Street Bank and Trust Company Boston, MA, 02114	100 Bellevue Parkway Wilmington, DE 19809
Distributor
BlackRock Investments, LLC New York, NY 10001
Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
BZDIOVER	Overnight Brazil CETIP — Interbank Rate
CORRA	Canadian Overnight Repo Rate
EURIBOR	Euro Interbank Offered Rate
JIBAR	Johannesburg Interbank Agreed Rate
JSC	Joint Stock Company
PIK	Payment-in-kind
SHIR	ILS - Shekel Overnight Interest Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SORA	SGD - Overnight Rate Average
SSARON	CHF - Swiss Average Rate O/N

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Want to know more?
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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 – Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 – Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock ETF Trust II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust II

Date: June 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust II

Date: June 23, 2026

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock ETF Trust II

Date: June 23, 2026